[FRONT COVER]

[State Street Research logo]


State Street Research
Capital Appreciation Fund


Semiannual Report

December 31, 1996

[Illustration of person climbing steps towards the stars]



----------------------------------
What's Inside
----------------------------------

Investment Update
About the Fund, economy
and markets

Fund Information
Facts and figures

Plus, Complete Portfolio
Holdings and Financial Statements

-----------------------------------DALBAR AWARD---------------------------------

                                    Quality
                                 Tested Service
                                    1 9 9 5

                                     Dalbar
                             Honors Commitment To:
                                   Investors

                                 For Excellence
                                       in
                              Shareholder Service

[BACK COVER]

State Street Research Capital Appreciation Fund
One Financial Center
Boston, MA 02111

  Bulk Rate
 U.S. Postage
     PAID
 Brockton, MA
Permit No. 600

Questions? Comments?
Call us at 1-800-562-0032,
or write us at:
        State Street Research
        Shareholder Services
        P.O. Box 8408
        Boston, MA 02266-8408

[State Street Research logo]

This report is prepared for the general information of current shareholders. When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Capital Appreciation Fund prospectus. When used after March 31, 1997, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  3722-970225(0398)SSR-LD

Cover Illustration by Dorothy Cullinan  CA-818C-297IBS

State Street Research Capital Appreciation Fund

 -----------------------------------------------------------------------------
Investment Update
 -----------------------------------------------------------------------------

Investment Environment
The Economy

(bullet) Economic growth accelerated in the fourth quarter of 1996 after showing signs of a slowdown in the third quarter.

(bullet) Consumer spending and industrial output showed a steady trend of advancement for the final six months of 1996. Wages continued to rise during the period, but consumer prices and inflation remained low.

(bullet) The Federal Reserve met several times since July and left interest rates unchanged.

The Markets

(bullet) From June 30 to December 31, 1996 stocks and bonds offered positive performance overall, peppered with short-term corrections in some sectors.

(bullet) The stock market continued its rise, with the S&P 500 up +11.68 for the six months ended December 31, 1996. Small stocks lagged the performance of larger stocks, as shown by the Russell 2000 Index, which gained +5.56% for the same period.(1)

(bullet) Bond performance improved during the final six months of the year.
         The Lehman Brothers Aggregate Bond Index gained +4.90%.(1)

The Fund
Over the past six months

(bullet) For the six months ended December 31, 1996, Class A shares of
         Capital Appreciation Fund provided a total return of -7.12% (does not reflect sales charge).(2) The Fund underperformed the +4.70% average total return for 217 fund classes in Lipper Analytical Services' Capital Appreciation Funds category (does not reflect sales charge).

(bullet) The Fund's performance was hurt by a risk-averse market that favored large-capitalization stocks at the expense of small- and mid-capitalization and growth-oriented stocks--the type Capital Appreciation Fund mainly invests in.

(bullet) The Fund beat the average annual returns for its Lipper category and the S&P 500 for the 10 years ended December 31, 1996.

Current strategy

(bullet) We continue to invest in growth stocks that are attractively valued, which, historically, has been a successful strategy for the Fund.

(bullet) Focus sectors of the portfolio remain consumer cyclicals--especially hotel and restaurant and retail--energy and science and technology.

(bullet) The outlook for 1997 is positive; we have many holdings that have strong fundamentals. We believe the market offers great opportunity to investors willing to ride out the current cycle.

December 31, 1996

(1)The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The Russell 2000 Index is a commonly used measure of small-company stock performance. The Lehman Brothers Aggregate Bond Index is a commonly used measure of bond market performance. The indices are unmanaged and do not take sales charges into consideration. Direct investment in the indices is not possible; results are for illustrative purposes only.

(2)-7.44% for Class B shares; -7.02% for Class C shares; -7.42% for Class D shares.

(3)All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Performance for a class may include periods prior to the adoption of class designations in 1993, which resulted in new or increased 12b-1 fees of up to 1% per class thereafter and which will reduce subsequent performance. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions.

(4)Performance reflects maximum 4.5% "A" share front-end sales charge, or 5% "B" share or 1% "D" share contingent deferred sales charges where applicable.

(5)Cumulative total returns are not annualized, nor do they reflect sales charges, which, if reflected, would reduce performance.

Because the Fund invests in emerging growth and special situation companies, an investment in the Fund may involve greater-than-average risk and above-average price fluctuation. Small-company stocks are more volatile than large-company stocks.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.

-----------------------------------------------------------------------------
Fund Information (all data are for periods ended December 31, 1996)
-----------------------------------------------------------------------------

SEC Average Annual Compound Rates of Return
(at maximum applicable sales charge)(3),(4)

             10 Years   5 Years    1 Year
-------------------------------------------
Class A       +15.90%    +11.61%    +1.06%
-------------------------------------------
Class B       +16.17%    +11.88%    +0.10%
-------------------------------------------
Class C       +16.59%    +12.94%    +6.10%
-------------------------------------------
Class D       +16.20%    +12.19%    +4.18%
===========================================

Cumulative Total Returns
(do not reflect sales charge)(3),(5)

             10 Years   5 Years    1 Year
-------------------------------------------
Class A      +357.99%    +81.34%    +5.82%
-------------------------------------------
Class B      +347.84%    +77.32%    +5.10%
-------------------------------------------
Class C      +364.18%    +83.79%    +6.10%
-------------------------------------------
Class D      +348.84%    +77.72%    +5.18%
===========================================

Top 10 Stock Positions
(by percentage of net assets)

1   Republic Industries  Waste management         5.2%
2   HFS  Hotel reservation service                5.1%
3   Gucci  Apparel                                3.2%
4   Sanmina  Electronic circuit boards            2.8%
5   Extended Stay America  Extended-stay lodging  2.5%
6   Chase Manhattan  Banking                      2.0%
7   Lucent Technologies  Telecommunications
    products                                      1.8%
8   Global Marine  Oil and gas contract drilling  1.8%
9   Ascend Communications  Computer networking    1.8%
10  ENI SPA  Oil and gas exploration              1.6%

These securities represent an aggregate of 27.8% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table.

---------------------------------Bar Chart--------------------------------------
                  Top 5 Equity Industries
                  (by percentage of net assets)

                  Hotel and restaurant               11.8%
                  Oil service                         9.0%
                  Computer software and Service       8.9%
                  Retail                              8.7%
                  Electronic components               7.1%
                  Total:  45.5%
--------------------------------------------------------------------------------

State Street Research Capital Appreciation Fund

--------------------------------------------------------------------------------
Investment Portfolio
--------------------------------------------------------------------------------
December 31, 1996 (Unaudited)

-----------------------------------------------------------------------
                                                              Value
                                               Shares        (Note 1)
 ----------------------------------------------------------------------
COMMON STOCKS 89.3%
Basic Industries 1.1%
Chemical 0.7%
Rhone-Poulenc SA ADR                           135,900    $  4,603,613
                                                        ---------------
Machinery 0.4%
Thermo Fibergen Inc.*                           65,000         682,500
Thermo Fibergen Inc.*                           71,600         179,000
US Filter Corp.*                                66,100       2,098,675
                                                        ---------------
                                                             2,960,175
                                                        ---------------
Total Basic Industries                                       7,563,788
                                                        ---------------
Consumer Cyclical 27.6%
Airline 1.5%
Continental Airlines Inc. Cl. B*               376,400      10,633,300
                                                        ---------------
Automotive 0.8%
Danaher Corp.                                   71,200       3,319,700
Team Rental Group, Inc. Cl. A*                 141,500       2,281,688
                                                        ---------------
                                                             5,601,388
                                                        ---------------
Hotel & Restaurant 11.8%
Doubletree Corp.*                              111,800       5,031,000
Extended Stay America Inc.*                    887,400      17,858,925
HFS Inc.*                                      611,400      36,531,150
Hilton Hotels Corp.                            265,300       6,930,962
Interstate Hotels Co.*                         258,600       7,305,450
Rainforest Cafe Inc.*                          129,150       3,035,025
Sun International Hotels Ltd.*                  45,800       1,671,700
Trump Hotels & Casino Resorts Inc.*            544,900       6,538,800
                                                        ---------------
                                                            84,903,012
                                                        ---------------
Recreation 1.9%
Action Performance Companies Inc.*              27,700         498,600
Ascent Entertainment Group Inc.*               121,200       1,954,350
Coachmen Industries Inc.                        67,100       1,903,963
Evergreen Media Corp. Cl. A                     46,200       1,155,000
Golden Bear Golf, Inc. Cl. A*                   34,900         392,625
Lin Television Corp.*                           98,500       4,161,625
Marker International Inc.*                      90,800         488,050
Petco Animal Supplies Inc.*                     55,300       1,147,475
Ticketmaster Group Inc.*                       160,100       1,941,212
                                                        ---------------
                                                            13,642,900
                                                        ---------------
Retail Trade 8.7%
Abercrombie & Fitch Co. Cl. A*                  41,600         686,400
Borders Group Inc.*                            206,000       7,390,250
BT Office Products International Inc.*         112,300         996,663
CVS Corp.*                                      90,700       3,752,712
Dollar Tree Stores Inc.*                        43,500       1,663,875
Gucci Group NV*                                359,300      22,950,287
Jones Apparel Group Inc.*                      241,000       9,007,375
Just For Feet Inc.*                            121,600       3,192,000
Retail Trade (cont'd)
Loehmann's, Inc.*                               12,700    $    292,100
Rite-Aid Corp.                                  94,100       3,740,475
Staples Inc.*                                  174,000       3,142,875
Sunglass Hut International Inc.*               812,000       5,887,000
                                                        ---------------
                                                            62,702,012
                                                        ---------------
Textile & Apparel 2.9%
Men's Wearhouse, Inc.*                         279,750       6,853,875
Nautica Enterprises Inc.*                      188,300       4,754,575
Timberland Co. Cl. A*                           59,500       2,261,000
Tommy Hilfiger Corp.*                          147,200       7,065,600
                                                        ---------------
                                                            20,935,050
                                                        ---------------
Total Consumer Cyclical                                    198,417,662
                                                        ---------------
Consumer Staple 14.2%
Business Service 7.1%
Apache Medical Systems Inc.*                    58,100         620,944
Caribiner International Inc.*                   14,400         723,600
Education Management Corp.*                     60,500       1,270,500
Outdoor Systems Inc.*                           55,350       1,556,719
Prime Service Inc.*                             31,100         855,250
Republic Industries Inc.*                    1,209,400      37,718,162
Teletech Holdings Inc.*                         34,300         891,800
U.S. Office Products Co.*                      112,300       3,832,237
Universal Outdoor Holdings Inc.*               146,300       3,438,050
                                                        ---------------
                                                            50,907,262
                                                        ---------------
Drug 3.2%
Cephalon Inc.*                                 193,400       3,964,700
Entremed Inc.*                                 106,600       1,732,250
Ligand Pharmaceuticals Inc. Cl. B*              69,600       1,035,300
Magainin Pharmaceuticals Inc.*                 112,400       1,081,850
Novartis AG ADR*                                80,641       4,603,425
Warner-Lambert Co.                             139,500      10,462,500
                                                        ---------------
                                                            22,880,025
                                                        ---------------
Food & Beverage 0.8%
Boston Chicken Inc.*                           151,400       5,431,475
                                                        ---------------
Hospital Supply 1.9%
MedPartners Inc.*                              405,324       8,511,804
Neopath Inc.*                                  123,000       2,244,750
Wellpoint Health Networks Inc. Cl. A*           87,900       3,021,562
                                                        ---------------
                                                            13,778,116
                                                        ---------------
Personal Care 0.2%
Gargoyles Inc.*                                 65,800         567,525
Polymer Group Inc.*                             74,700       1,036,463
                                                        ---------------
                                                             1,603,988
                                                        ---------------
The accompanying notes are an integral part of the financial statements.

State Street Research Capital Appreciation Fund

--------------------------------------------------------------------------------
Investment Portfolio (cont'd)
--------------------------------------------------------------------------------

Printing & Publishing 0.9%
CKS Group Inc.*                                 5,700     $    158,888
Hollinger International, Inc. Cl. A*          389,300        4,476,950
Hollinger International, Inc. Cv. Pfd.        181,400        2,086,100
                                                        ---------------
                                                             6,721,938
                                                        ---------------
Tobacco 0.1%
Swisher International Group Inc. Cl. A*        62,600          993,775
                                                        ---------------
Total Consumer Staple                                      102,316,579
                                                        ---------------
Energy 10.8%
Oil 1.8%
Chesapeake Energy Corp.*                       18,100        1,006,812
ENI SPA ADR                                   217,400       11,223,275
Titan Exploration Inc.*                        80,300          963,600
                                                        ---------------
                                                            13,193,687
                                                        ---------------
Oil Service 9.0%
BJ Services Co.*                              162,600        8,292,600
Ensco International Inc.*                     141,500        6,862,750
Global Marine Inc.*                           626,500       12,921,562
Helmerich & Payne Inc.                        162,800        8,485,950
Marine Drilling Companies, Inc.*              138,000        2,716,875
National Oilwell Inc.*                         10,800          332,100
Newpark Resources, Inc.*                       43,300        1,612,925
Noble Drilling Corp.*                         538,800       10,708,650
Reading & Bates Corp.*                        141,100        3,739,150
Rowan Companies, Inc.*                        317,000        7,172,125
Varco International Inc.*                      67,500        1,560,938
                                                        ---------------
                                                            64,405,625
                                                        ---------------
Total Energy                                                77,599,312
                                                        ---------------
Finance 9.0%
Bank 3.2%
Bank United Corp. Cl. A                        41,000        1,096,750
Boatmen's Bancshares, Inc.                    112,200        7,236,900
Chase Manhattan Corp.                         163,000       14,547,750
                                                        ---------------
                                                            22,881,400
                                                        ---------------
Financial Service 3.9%
Allmerica Financial Corp.                     140,700        4,713,450
Beacon Properties Corp.                       123,500        4,523,188
First USA Paymentech Inc.*                     96,500        3,268,938
Green Tree Financial Corp.                    190,100        7,342,612
MoneyGram Payment Systems Inc.*               203,100        2,691,075
Starwood Lodging Trust                         97,000        5,347,125
                                                        ---------------
                                                            27,886,388
                                                        ---------------
Insurance 1.9%
Everest Reinsurance Holdings Inc.             152,200        4,375,750
Progressive Corp.                              50,800        3,422,650
TIG Holdings Inc.                             137,000        4,640,875
Insurance (cont'd)
W.R. Berkley Corp.                             34,500     $  1,750,875
                                                        ---------------
                                                            14,190,150
                                                        ---------------
Total Finance                                               64,957,938
                                                        ---------------
Science & Technology 24.5%
Computer Software & Service 8.9%
Adflex Solutions Inc.*                         41,000          420,250
Ascend Communications Inc.*                   207,400       12,884,725
Check Point Software Technologies Ltd.*        36,700          798,225
Datastream Systems Inc.*                       42,900          772,200
Excalibur Technologies Corp.*                  52,200          822,150
Geoworks*                                     228,900        5,608,050
Ingram Micro Inc. Cl. A*                       62,600        1,439,800
JDA Software Group Inc.*                       89,600        2,553,600
OpenVision Technologies Inc.*                   5,200           61,100
P-COM, Inc.*                                  120,200        3,560,925
Parametric Technology Corp.*                  168,300        8,646,412
Premiere Technologies Inc.*                    26,700          667,500
Puma Technology Inc.*                          39,900          688,275
Sabre Group Holdings Inc. Cl. A*               53,700        1,496,888
SS&C Technologies Inc.*                         8,600           54,825
Sybase Inc.*                                  320,500        5,348,344
Synopsys Inc.*                                 65,500        3,029,375
Ultratech Stepper Inc.*                        43,400        1,030,750
Westell Technologies, Inc. Cl. A*             281,900        6,448,463
Western Digital Corp.*                        124,900        7,103,687
Wind River Systems Inc.*                       16,700          791,163
Xionics Document Technologies, Inc.*           14,200          177,500
                                                        ---------------
                                                            64,404,207
                                                        ---------------
Electronic Components 7.1%
Affymetrix Inc.*                                6,100          123,144
Altera Corp.*                                 121,200        8,809,725
Applied Magnetics Corp.*                      114,000        3,405,750
CHS Electronics Inc.*                          49,700          851,112
Cymer Inc.*                                   111,600        5,370,750
Pairgain Technologies Inc.*                   162,800        4,955,225
Sanmina Corp.*                                360,300       20,356,950
Texas Instruments Inc.                        113,600        7,242,000
                                                        ---------------
                                                            51,114,656
                                                        ---------------
Electronic Equipment 5.0%
Advanced Fibre Communications, Inc.*            6,100          339,313
Applied Materials Inc.*                       208,600        7,496,562
KLA Instruments Corp.*                        188,600        6,695,300
Lucent Technologies Inc.*                     281,000       12,996,250
Motorola Inc.                                  50,000        3,068,750
Novellus Systems Inc.*                         49,500        2,682,281
Octel Communications Corp.*                    26,600          465,500
Tencor Instruments*                            71,200        1,877,900
                                                        ---------------
                                                            35,621,856
                                                        ---------------

The accompanying notes are an integral part of the financial statements.

State Street Research Capital Appreciation Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Office Equipment 3.5%
3Com Corp.*                                    74,000     $  5,429,750
Compaq Computer Corp.*                        136,300       10,120,275
Dell Computer Corp.*                           83,200        4,420,000
Orckit Communications Ltd.*                     5,800           56,550
Read-Rite Corp.*                              150,800        3,807,700
Stormedia Inc. Cl. A*                         106,000        1,709,250
                                                        ---------------
                                                            25,543,525
                                                        ---------------
Total Science & Technology                                 176,684,244
                                                        ---------------
Utility 2.1%
Natural Gas 0.6%
Calpine Corp.*                                227,400        4,548,000
                                                        ---------------
Telephone 1.5%
Brooks Fiber Properties Inc.*                  15,600          397,800
Colt Telecom Group PLC ADR*                    91,600        1,763,300
Larscom Inc. Cl. A*                            75,300          856,537
Omnipoint Corp.*                               88,300        1,699,775
Telecomunicacoes Brasileiras ADR*              70,900        5,423,850
Vimpel Communications ADR*                     32,900          777,263
                                                        ---------------
                                                            10,918,525
                                                        ---------------
Total Utility                                               15,466,525
                                                        ---------------
Total Common Stocks (Cost $559,381,363)                    643,006,048
                                                        ---------------

-------------------------------------------------------------------
                           Principal     Maturity
                             Amount        Date
-------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.2%
State Street Bank and
  Trust Company, dated
  12/31/96, repurchase
  proceeds $1,315,292,
  collateralized by
  $1,315,000 U.S.
  Treasury Bill, 6.125%,
  due 3/31/98, market
  value $1,342,548         $1,315,000    1/02/1997       1,315,000
                                                     ---------------
Total Repurchase Agreements (Cost $1,315,000)            1,315,000
                                                     ---------------

                             Principal     Maturity        Value
                               Amount        Date         (Note 1)
-------------------------- ------------- ------------  ---------------
SHORT-TERM OBLIGATIONS 10.4%
American Express Credit
  Corp., 5.90%              $ 3,134,000    1/02/1997    $  3,134,000
American Express Credit
  Corp., 6.00%               27,679,000    1/06/1997      27,679,000
Ford Motor Credit Co.,
  5.75%                       7,968,000    1/02/1997       7,968,000
Ford Motor Credit Co.,
  5.72%                      20,000,000    1/03/1997      20,000,000
Ford Motor Credit Co.,
  5.40%                       5,879,000    1/08/1997       5,879,000
Philip Morris Companies,
  Inc., 5.60%                10,000,000    1/08/1997       9,989,111
                                                       ---------------
Total Short-Term Obligations (Cost $74,649,111)           74,649,111
                                                       ---------------
Total Investments (Cost $635,345,474)--99.9%             718,970,159
Cash and Other Assets, Less Liabilities--0.1%                745,491
                                                       ---------------
Net Assets--100.0%                                      $719,715,650
                                                       ===============
Federal Income Tax Information:
At December 31, 1996, the net unrealized appreciation
of investments based on cost for Federal income tax
purposes of $635,345,474 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value
  over tax cost                                         $110,614,768
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value                                             (26,990,083)
                                                       ---------------
                                                        $ 83,624,685
                                                       ===============

 -----------------------------------------------------------------------------
* Nonincome-producing securities
  ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

State Street Research Capital Appreciation Fund

------------------------------------------------------------------------------
Statement of Assets and Liabilities
------------------------------------------------------------------------------
December 31, 1996 (Unaudited)

Assets
Investments, at value (Cost $635,345,474) (Note 1)            $718,970,159
Cash                                                                 2,848
Receivable for securities sold                                   8,123,094
Receivable for fund shares sold                                    745,452
Dividends and interest receivable                                  220,234
Other assets                                                        88,118
                                                              ------------
                                                               728,149,905
Liabilities
Payable for securities purchased                                 6,493,457
Accrued transfer agent and shareholder services (Note 2)           611,471
Payable for fund shares redeemed                                   589,044
Accrued management fee (Note 2)                                    454,923
Accrued distribution and service fees (Note 4)                     238,084
Accrued trustees' fee (Note 2)                                       9,368
Other accrued expenses                                              37,908
                                                              -----------
                                                                 8,434,255
                                                              ------------
Net Assets                                                    $719,715,650
                                                              ============
Net Assets consist of:
 Unrealized appreciation of investments                       $ 83,624,685
 Accumulated net realized gain                                  20,780,997
 Shares of beneficial interest                                 615,309,968
                                                              ------------
                                                              $719,715,650
                                                              ============
Net Asset Value and redemption price per share of Class A
  shares ($374,523,749 / 33,107,224 shares of beneficial
  interest)                                                         $11.31
                                                                    ======
Maximum Offering Price per share of Class A shares
  ($11.31 / .955)                                                   $11.84
                                                                    ======
Net Asset Value and offering price per share of Class B
  shares ($179,572,365 / 16,304,104 shares of beneficial
  interest)*                                                        $11.01
                                                                    ======
Net Asset Value, offering price and redemption price per
  share of Class C shares ($160,398,205 / 13,957,449 shares
  of beneficial interest)                                           $11.49
                                                                    ======
Net Asset Value and offering price per share of Class D
  shares ($5,221,331 / 472,505 shares of beneficial
  interest)*                                                        $11.05
                                                                    ======
------------------------------------------------------------------------------
* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

------------------------------------------------------------------------------
Statement of Operations
------------------------------------------------------------------------------
For the six months ended December 31, 1996 (Unaudited)

Investment Income
Dividends, net of foreign taxes of $52,833                 $  1,178,983
Interest                                                        725,783
                                                           ------------
                                                              1,904,766
Expenses
Management fee (Note 2)                                       2,738,556
Transfer agent and shareholder services (Note 2)              1,030,082
Reports to shareholders                                         170,839
Custodian fee                                                    97,223
Registration fees                                                30,489
Service fee--Class A (Note 4)                                   479,905
Distribution and service fees--Class B (Note 4)                 880,101
Distribution and service fees--Class D (Note 4)                  29,275
Trustees' fees (Note 2)                                          14,474
Audit fee                                                        14,209
Legal fees                                                       13,424
Miscellaneous                                                    17,849
                                                           ------------
                                                              5,516,426
                                                           ------------
Net investment loss                                          (3,611,660)
                                                           -------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments (Notes 1 and 3)             38,651,768
Net unrealized depreciation of investments                  (87,454,221)
                                                           -------------
Net loss on investments                                     (48,802,453)
                                                           -------------
Net decrease in net assets resulting from operations       $(52,414,113)
                                                           =============

The accompanying notes are an integral part of the financial statements.

State Street Research Capital Appreciation Fund

------------------------------------------------------------------------
Statement of Changes in Net Assets
------------------------------------------------------------------------
                                      Six months ended
                                     December 31, 1996     Year ended
                                        (Unaudited)      June 30, 1996
------------------------------------  ----------------- ----------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss                     $ (3,611,660)     $ (5,560,185)
Net realized gain on investments*         38,651,768        73,266,361
Net unrealized appreciation
  (depreciation) of investments          (87,454,221)       61,608,747
                                      ----------------- ----------------
Net increase (decrease) resulting
  from operations                        (52,414,113)      129,314,923
                                      ----------------- ----------------
Distributions from net realized gains:
 Class A                                 (17,442,135)      (34,354,819)
 Class B                                  (8,308,403)      (12,773,915)
 Class C                                  (7,364,058)      (13,218,452)
 Class D                                    (258,802)         (510,505)
                                      ----------------- ----------------
                                         (33,373,398)      (60,857,691)
                                      ----------------- ----------------
Net increase from fund share
  transactions (Note 5)                   63,495,813       173,255,282
                                      ----------------- ----------------
Total increase (decrease) in net
  assets                                 (22,291,698)      241,712,514
Net Assets
Beginning of period                      742,007,348       500,294,834
                                      ----------------- ----------------
End of period                           $ 719,715,650     $ 742,007,348
                                      ================= ================
*Net realized gain for Federal
 income tax purposes (Note 1)           $ 38,510,822      $ 73,389,253
                                      ================= ================

------------------------------------------------------------------------
Notes to Unaudited Financial Statements
------------------------------------------------------------------------
December 31, 1996

Note 1

State Street Research Capital Appreciation Fund (the "Fund"), is a series of State Street Research Equity Trust (the "Trust"), which was organized as a Massachusetts business trust in March, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced operations in August, 1986. The Trust consists presently of four separate funds: State Street Research Capital Appreciation Fund, State Street Research Equity Investment Fund, State Street Research Equity Income Fund and State Street Research Global Resources Fund.

The Fund seeks to achieve maximum capital appreciation by investing primarily in common stocks of emerging growth companies and of companies considered to be undervalued special situations. Current income is not a consideration in the selection of investments for the Fund.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation

Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

The accompanying notes are an integral part of the financial statements.

State Street Research Capital Appreciation Fund

--------------------------------------------------------------------------------
Notes (cont'd)
--------------------------------------------------------------------------------

B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. Net Investment Income

Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested semiannually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. Federal Income Taxes

No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the report period. Actual results could differ from those estimates.

Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 1996, the fees pursuant to such agreement amounted to $2,738,556.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended December 31, 1996, the amount of such shareholder servicing and account maintenance expenses was $354,472.

The fees of the Trustees not currently affiliated with the Adviser amounted to $14,474 during the six months ended December 31, 1996.

Note 3

For the six months ended December 31, 1996, purchases and sales of securities, exclusive of short-term obligations, aggregated $747,246,011 and $763,113,581, respectively.

Note 4

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 1996, fees pursuant to such plan amounted to $479,905, $880,101 and $29,275 for Class A, Class B and Class D, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $85,083 and $551,043, respectively, on sales of Class A shares of the Fund during the six months ended December 31, 1996, and that MetLife Securities, Inc. earned commissions aggregating $858,585 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $198,480 and $2,619 on redemptions of Class B and Class D shares, respectively, during the same period.

State Street Research Capital Appreciation Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Note 5
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At December 31, 1996, the Adviser held of record 8,330 Class A shares and the Distributor owned 7,172 Class A shares of the Fund.

Share transactions were as follows:

                                        Six months ended
                                       December 31, 1996                  Year ended
                                          (Unaudited)                   June 30, 1996
                                ------------------------------   ------------------------------
Class A                             Shares          Amount          Shares         Amount
 --------------------------------------------- ---------------  --------------  ---------------
Shares sold                        4,271,672     $ 50,055,963      8,509,488    $103,271,609
Issued upon reinvestment of
  distributions from net
  realized gains                   1,495,279       16,997,660      3,045,717      33,519,586
Shares repurchased                (3,615,853)     (42,318,261)    (6,333,177)    (77,140,136)
                                -------------- ---------------  --------------  ---------------
Net increase                       2,151,098     $ 24,735,362      5,222,028    $ 59,651,059
                                ============== ===============  ==============  ===============
Class B                             Shares          Amount          Shares         Amount
 --------------------------------------------- ---------------  --------------  ---------------
Shares sold                        3,041,283     $ 34,927,596      6,634,276    $ 79,295,183
Issued upon reinvestment of
  distributions from net
  realized gains                     735,944        8,157,377      1,158,748      12,504,495
Shares repurchased                (1,264,332)     (14,684,638)    (2,182,710)    (26,185,464)
                                -------------- ---------------  --------------  ---------------
Net increase                       2,512,895     $ 28,400,335      5,610,314    $ 65,614,214
                                ============== ===============  ==============  ===============
Class C                             Shares          Amount          Shares         Amount
 --------------------------------------------- ---------------  --------------  ---------------
Shares sold                        2,880,291     $ 34,519,854      6,363,633    $ 78,353,974
Issued upon reinvestment of
  distributions from net
  realized gains                     637,741        7,358,494      1,187,191      13,211,134
Shares repurchased                (2,515,378)     (30,336,254)    (3,763,939)    (45,981,872)
                                -------------- ---------------  --------------  ---------------
Net increase                       1,002,654     $ 11,542,094      3,786,885    $ 45,583,236
                                ============== ===============  ==============  ===============
Class D                             Shares          Amount          Shares         Amount
 --------------------------------------------- ---------------  --------------  ---------------
Shares sold                          521,815     $  5,736,036      1,631,034    $ 19,873,515
Issued upon reinvestment of
  distributions from net
  realized gains                      21,991          244,613         42,662         461,756
Shares repurchased                  (639,965)      (7,162,627)    (1,461,059)    (17,928,498)
                                -------------- ---------------  --------------  ---------------
Net increase (decrease)              (96,159)    $ (1,181,978)       212,637    $  2,406,773
                                ============== ===============  ==============  ===============

State Street Research Capital Appreciation Fund

------------------------------------------------------------------------------
Financial Highlights
------------------------------------------------------------------------------
For a share outstanding throughout each period:

                                                                            Class A
                                          ----------------------------------------------------------------------------
                                                                                Year ended June 30
                                          Six months ended  ----------------------------------------------------------
                                         December 31, 1996
                                           (Unaudited)**      1996**      1995**      1994        1993        1992
 ---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  12.76       $  11.52    $   9.11    $  10.42    $   8.33    $   6.55
Net investment loss*                            (0.05)         (0.10)      (0.09)      (0.04)      (0.05)      (0.05)
Net realized and unrealized gain (loss)
  on investments                                (0.85)          2.63        2.95        0.09        2.81        1.83
Distributions from net realized gains           (0.55)         (1.29)      (0.45)      (1.36)      (0.67)      --
                                          ---------------------------- ----------- ----------- ----------------------
Net asset value, end of period               $  11.31       $  12.76    $  11.52    $   9.11    $  10.42    $   8.33
                                          ============================ =========== =========== ======================
Total return                                    (7.12)%+++     23.87%+     32.56%+     (0.28)%+    35.78%+     27.03%+
Net assets at end of period (000s)           $374,524       $395,050    $296,471    $231,356    $183,886    $116,687
Ratio of operating expenses to average
  net assets*                                    1.38%++        1.40%       1.55%       1.50%       1.50%       1.50%
Ratio of net investment loss to average
  net assets*                                   (0.86)%++      (0.79)%     (0.87)%     (0.81)%     (0.63)%     (0.71)%
Portfolio turnover rate                        107.62%        279.55%     217.28%     147.73%     135.17%     128.10%
Average commission rate @                    $   0.03       $   0.03       --          --          --          --
*Reflects voluntary assumption of fees
 or expenses per share in each period           --             --       $   0.03    $   0.02    $   0.01    $   0.01

                                                                      Class B
                                         -----------------------------------------------------------------
                                                                          Year ended June 30
                                          Six months ended  ----------------------------------------------
                                         December 31, 1996
                                           (Unaudited)**      1996**      1995**      1994       1993***
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  12.49       $  11.38     $  9.05     $ 10.41     $ 10.44
Net investment loss*                            (0.09)         (0.22)      (0.15)      (0.06)      (0.00)
Net realized and unrealized gain (loss)
  on investments                                (0.84)          2.62        2.93        0.06       (0.03)
Distributions from net realized gains           (0.55)         (1.29)      (0.45)      (1.36)      --
                                          ---------------------------- ----------- ----------- -----------
Net asset value, end of period               $  11.01       $  12.49     $ 11.38     $  9.05     $ 10.41
                                          ============================ =========== =========== ===========
Total return                                    (7.44)%+++     22.97%+     31.86%+     (0.83)%+    (0.29)%+++
Net assets at end of period (000s)           $179,572       $172,213     $93,088     $49,236     $ 2,790
Ratio of operating expenses to average
  net assets*                                    2.13%++        2.15%       2.15%       2.00%       2.00%++
Ratio of net investment loss to average
  net assets*                                   (1.61)%++      (1.53)%     (1.47)%     (1.29)%     (0.95)%++
Portfolio turnover rate                        107.62%        279.55%     217.28%     147.73%     135.17%
Average commission rate @                    $   0.03       $   0.03       --          --          --
*Reflects voluntary assumption of fees
 or expenses per share in each period           --             --        $  0.02     $  0.02     $  0.00
----------------------------------------------------------------------------------------------------------

  ** Per-share figures have been calculated using the average shares method.

*** June 1, 1993 (commencement of share class designations) to June 30, 1993.

 ++ Annualized.

  + Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower for each of the years in the four year period ended June 30, 1995 if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

 +++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower for the period June 1, 1993 (commencement of share class designations) to June 30, 1993 if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

  @ For fiscal years beginning on or after July 1, 1996, the Fund is required to disclose its average commission rate per share paid for security trades. For the year ended June 30, 1996, the Fund elected to disclose its average commission rate per share paid for security trades.

State Street Research Capital Appreciation Fund

                                                                      Class C
                                         -----------------------------------------------------------------
                                                                          Year ended June 30
                                          Six months ended  ----------------------------------------------
                                         December 31, 1996
                                           (Unaudited)**      1996**      1995**      1994       1993***
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  12.94       $  11.64    $   9.16     $ 10.42     $ 10.44
Net investment loss*                            (0.04)         (0.08)      (0.05)      (0.02)      (0.00)
Net realized and unrealized gain (loss)
  on investments                                (0.86)          2.67        2.98        0.12       (0.02)
Distributions from net realized gains           (0.55)         (1.29)      (0.45)      (1.36)       --
                                          ---------------------------- ----------- ----------- -----------
Net asset value, end of period               $  11.49       $  12.94    $  11.64     $  9.16     $ 10.42
                                          ============================ =========== =========== ===========
Total return                                    (7.02)%+++     24.28%+     33.06%+      0.25%+     (0.19)%+++
Net assets at end of period (000s)           $160,398       $167,624    $106,675     $62,662     $37,826
Ratio of operating expenses to average
  net assets*                                    1.13%++        1.15%       1.15%       1.00%       1.00%++
Ratio of net investment loss to average
  net assets*                                   (0.61)%++      (0.54)%     (0.46)%     (0.30)%      0.50%++
Portfolio turnover rate                        107.62%        279.55%     217.28%     147.73%     135.17%
Average commission rate @                    $   0.03       $   0.03        --          --          --
*Reflects voluntary assumption of fees
 or expenses per share in each period           --             --       $   0.02     $  0.02     $  0.00

                                                                      Class D
                                         -----------------------------------------------------------------
                                                                          Year ended June 30
                                          Six months ended  ----------------------------------------------
                                         December 31, 1996
                                           (Unaudited)**      1996**      1995**      1994       1993***
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $ 12.52        $ 11.41     $  9.07     $ 10.41     $ 10.44
Net investment loss*                            (0.09)         (0.21)      (0.15)      (0.07)      (0.01)
Net realized and unrealized gain (loss)
  on investments                                (0.83)          2.61        2.94        0.09       (0.02)
Distributions from net realized gains           (0.55)         (1.29)      (0.45)      (1.36)       --
                                          ---------------------------- ----------- ----------- -----------
Net asset value, end of period                $ 11.05        $ 12.52     $ 11.41     $  9.07     $ 10.41
                                          ============================ =========== =========== ===========
Total return                                    (7.42)%+++     23.03%+     31.79%+     (0.61)%+    (0.29)%+++
Net assets at end of period (000s)            $ 5,221        $ 7,120     $ 4,061     $2,201      $   623
Ratio of operating expenses to average
  net assets*                                    2.13%++        2.15%       2.15%       2.00%       2.00%++
Ratio of net investment loss to average
  net assets*                                   (1.59)%++      (1.54)%     (1.47)%     (1.29)%     (1.10)%++
Portfolio turnover rate                        107.62%        279.55%     217.28%     147.73%     135.17%
Average commission rate @                     $  0.03        $  0.03        --          --          --
*Reflects voluntary assumption of fees
 or expenses per share in each period           --             --        $  0.02     $  0.02     $  0.00
----------------------------------------------------------------------------------------------------------

 ** Per-share figures have been calculated using the average shares method.

*** June 1, 1993 (commencement of share class designations) to June 30, 1993.

 ++ Annualized.

  + Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower for each of the years in the four year period ended June 30, 1995 if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

+++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower for the period June 1, 1993 (commencement of share class designations) to June 30, 1993 if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

  @ For fiscal years beginning on or after July 1, 1996, the Fund is required to disclose its average commission rate per share paid for security trades. For the year ended June 30, 1996, the Fund elected to disclose its average commission rate per share paid for security trades.

State Street Research Capital Appreciation Fund

------------------------------------------------------------------------------
Fund Information, Officers, and Trustees of State Street Research Equity Trust
------------------------------------------------------------------------------

Fund Information                            Trustees

State Street Research                       Ralph F. Verni
Capital Appreciation Fund                   Chairman of the Board,
One Financial Center                        President, Chief Executive
Boston, MA 02111                            Officer and Director,
                                            State Street Research &
Investment Adviser                          Management Company

State Street Research &                     Steve A. Garban
Management Company                          Retired; formerly Senior Vice
One Financial Center                        President for Finance and
Boston, MA 02111                            Operations and Treasurer, The
                                            Pennsylvania State University
Distributor
                                            Malcolm T. Hopkins
State Street Research                       Former Vice Chairman of the Board
Investment Services, Inc.                   and Chief Financial Officer, St.
One Financial Center                        Regis Corp.
Boston, MA 02111
                                            Edward M. Lamont
Shareholder Services                        Formerly in banking (Morgan
                                            Guaranty Trust Company of New
State Street Research                       York); presently engaged in
Shareholder Services                        private investments and civic
P.O. Box 8408                               affairs
Boston, MA 02266-8408
1-800-562-0032                              Robert A. Lawrence
                                            Partner, Saltonstall & Co.
Custodian
                                            Dean O. Morton
State Street Bank and                       Retired; formerly Executive
Trust Company                               Vice President, Chief
225 Franklin Street                         Operating Officer and Director,
Boston, MA 02110                            Hewlett-Packard Company

Legal Counsel                               Thomas L. Phillips
                                            Retired; formerly Chairman of the
Goodwin, Procter & Hoar LLP                 Board and Chief Executive
Exchange Place                              Officer, Raytheon Company
Boston, MA 02109
                                            Toby Rosenblatt
Officers                                    President,
                                            The Glen Ellen Company
Ralph F. Verni                              Vice President,
Chairman of the Board,                      Founders Investments Ltd.
President and
Chief Executive Officer                     Michael S. Scott Morton
                                            Jay W. Forrester Professor of
Peter C. Bennett                            Management, Sloan School of
Vice President                              Management, Massachusetts
                                            Institute of Technology
Bartlett R. Geer
Vice President                              Jeptha H. Wade
                                            Retired; formerly Of Counsel,
Frederick R. Kobrick                        Choate, Hall & Stewart
Vice President

Thomas P. Moore, Jr.
Vice President

Daniel J. Rice III
Vice President

James M. Weiss
Vice President

John T. Wilson
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

[FRONT COVER]

State Street Research
Equity Income Fund

Seeking high current income and, secondarily, long-term capital growth

Semiannual Report

December 31, 1996

[Illustration of Microchip Board, Satellite Disk and Stock Certificates]

----------------------------------------
             What's Inside
----------------------------------------

Investment Update                       1
About the Fund, economy
and markets

Fund Information                        1
Facts and figures

Plus, Complete Portfolio Holdings       2
and Financial Statements

-----------------------------------DALBAR AWARD--------------------------------

                                    Quality
                                 Tested Service
                                    1 9 9 5

                                     Dalbar
                             Honors Commitment To:
                                   Investors

                                 For Excellence
                                       in
                              Shareholder Service
--------------------------------------------------------------------------------

[BACK COVER]

   State Street Research Equity Income Fund
One Financial Center [bullet] Boston, MA 02111

                  Bulk Rate
                 U.S. Postage
                     PAID
                 Brockton, MA
               Permit No. 6500

                   TRUSTEES
                Ralph F. Verni
            Chairman of the Board
               Steve A. Garban
              Malcolm T. Hopkins
               Edward M. Lamont
              Robert A. Lawrence
                Dean O. Morton
              Thomas L. Phillips
               Toby Rosenblatt
           Michael S. Scott Morton
                Jeptha H. Wade

                   OFFICERS
                Ralph F. Verni
       Chairman of the Board, President
         and Chief Executive Officer
               Peter C. Bennett
                Vice President
               Bartlett R. Geer
                Vice President
             Frederick R. Kobrick
                Vice President
             Thomas P. Moore, Jr.
                Vice President
              Daniel J. Rice III
                Vice President
                James M. Weiss
                Vice President
                John T. Wilson
                Vice President
                Gerard P. Maus
                  Treasurer
              Joseph W. Canavan
             Assistant Treasurer
              Douglas A. Romich
             Assistant Treasurer
           Francis J. McNamara, III
        Secretary and General Counsel
                Darman A. Wing
      Assistant Secretary and Assistant
               General Counsel
                Amy L. Simmons
             Assistant Secretary

               FUND INFORMATION
            State Street Research
              Equity Income Fund
One Financial Center [bullet] Boston, MA 02111

              INVESTMENT ADVISER
           State Street Research &
              Management Company
One Financial Center [bullet] Boston, MA 02111

                 DISTRIBUTOR
            State Street Research
          Investment Services, Inc.
One Financial Center [bullet] Boston, MA 02111

             SHAREHOLDER SERVICES
                 State Street
         Research Shareholder Services
 P.O. Box 8408 [bullet] Boston, MA 02266-8408
                1-800-562-0032

                  CUSTODIAN
     State Street Bank and Trust Company          [State Street Research logo]
225 Franklin Street [bullet] Boston, MA 02110            1-800-562-0032
                                                     State Street Research
                LEGAL COUNSEL                        Shareholders Services
     Goodwin, Procter & Hoar LLP Exchange                P.O. Box 8408
        Place [bullet] Boston, MA 02109              Boston, MA 02266-8408

This report is prepared for the general information of current shareholders. When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Equity Income Fund prospectus. When used after March 31, 1997, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: 3723-970225(0398)SSR-LD EIN-820C-297IBS

                              Investment Update
 -----------------------------------------------------------------------------
Investment Environment
The Economy
(bullet) Economic growth accelerated in the fourth quarter of 1996 after showing signs of a slowdown in the third quarter.

(bullet) Consumer spending and industrial output showed a steady trend of advancement for the final six months of 1996. Wages continued to rise during the period, but consumer prices and inflation remained low.

(bullet) The Federal Reserve met several times since July and left interest rates unchanged.

The Markets
(bullet) From June 30 to December 31, 1996 stocks and bonds offered positive performance overall, peppered with short-term corrections in some sectors.

(bullet) The stock market continued its rise, with the Dow Jones Industrial
         Average passing the 6000 point marker in October. The S&P 500 was up +11.68 for the six months ended December 31, 1996.(1)

(bullet) Bond performance improved during the final six months of the year.
         The Lehman Brothers Aggregate Bond Index gained +4.90%.(1)

The Fund
Over the past six months
(bullet) For the six months ended December 31, 1996, Class A shares of Equity
         Income Fund returned +14.23%,(2) outperforming the +10.33% average six-month return for the 178 fund classes in Lipper Analytical Services' Equity Income Funds category. (Returns do not reflect sales charges.)

(bullet) Several stock buyouts helped the Fund's strong performance, including Vons Companies, which was taken over by Safeway, and Chase Manhattan Bank, which merged with Chemical Bank.

(bullet) The Fund also benefited from its energy holdings, which rose due to industry restructuring and generally higher commodity prices.

Current strategy
(bullet) Our present investment style can be characterized as value investing with an emphasis on yield. For the five-year period ended December 31, 1996, the Fund's Class A shares ranked in the top tenth of Lipper's Equity Income Funds Category.(3)

(bullet) We will continue to position the Fund defensively, with roughly 23% of the portfolio invested in high-yield bonds, preferred stocks and convertible securities. This diversified strategy can help with the Fund's risk level and yield.

(bullet) We created a small position (3%) in selected utility stocks. Their valuations are low relative to the broader market, and we believe that upcoming regulatory changes may help the performance of these stocks.

December 31, 1996
 -----------------------------------------------------------------------------

(1)The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The Lehman Brothers Aggregate Bond Index is a commonly used measure of bond market performance. The indices are unmanaged and do not take sales charges into consideration. Direct investment in the indices is not possible; results are for illustrative purposes only.

(2)+13.74% for Class B shares; +14.37% for Class C shares; +13.80% for Class D shares.

(3)The Fund's Class A shares were ranked 15/160, 6/56, and 13/24 based on total return in the Lipper Equity Income Funds category for the one-, five-, and ten-year periods ended December 31, 1996, respectively. The Fund's Class B, Class C, and Class D shares were ranked 20/160, 13/160, and 18/160 for the one-year period ended December 31, 1996. Rankings do not reflect maximum 4.5% Class A front-end sales charge. All classes of the Fund have a common portfolio.

(4)All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Performance for a class may include periods prior to the adoption of class designations in 1993, which resulted in new or increased 12b-1 fees of up to 1% per class thereafter and which will reduce subsequent performance. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions.

(5)Performance reflects maximum 4.5% "A" share front-end sales charge or 5% "B" share or 1% "D" share contingent deferred sales charges where applicable.

(6)Cumulative total returns are not annualized, nor do they reflect sales charges, which, if reflected, would reduce performance.

High-yield, high-risk debt securities reflect a greater possibility that adverse changes in an issuer's business or financial condition or in general economic conditions may impair the issuer's ability to pay principal and interest on the securities.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.

-----------------------------------------------------------------------------
     Fund Information (all data are for periods ended December 31, 1996)
-----------------------------------------------------------------------------

SEC Average Annual Compound
Rates of Return
(at maximum applicable sales charge)(4),(5)

             10 Years   5 Years     1 Year
--------------------------------------------
Class A       +11.50%    +15.12%    +19.63%
--------------------------------------------
Class B       +11.77%    +15.42%    +19.33%
--------------------------------------------
Class C       +12.18%    +16.50%    +25.57%
--------------------------------------------
Class D       +11.77%    +15.65%    +23.39%
---------------------------------------------

Cumulative Total Returns
(do not reflect sales charge)(4),(6)

             10 Years    5 Years     1 Year
---------------------------------------------
Class A      +210.48%    +111.73%    +25.26%
---------------------------------------------
Class B      +203.36%    +106.87%    +24.33%
---------------------------------------------
Class C      +214.74%    +114.63%    +25.57%
---------------------------------------------
Class D      +203.43%    +106.91%    +24.39%
---------------------------------------------

Top 10 Stock Positions
(by percentage of net assets)

1   Coca-Cola Enterprises  Beverage bottler 2.8%
2   Mid Ocean  Reinsurance                  2.7%
3   Canadian National Railway  Railroad     2.6%
4   Coleman  Recreational products          2.4%
5   Mapco  Oil service                      2.2%
6   Atlantic Richfield  Oil/chemical        2.1%
7   Kennametal  Metal cutting tools         2.1%
8   Seagull Energy  Oil exploration         2.0%
9   Station Casinos  Gaming                 1.9%
10  ADT  Electronic security                1.8%

These securities represent an aggregate of 22.6% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

----------------------------------PIE CHART-------------------------------------
                     Asset Allocation
                     (by percentage of net assets)

                     Common Stocks                      65%
                     Bonds                              15%
                     Convertible preferred stocks       13%
                     Cash                                6%
                     Preferred stocks                    1%

 -----------------------------------------------------------------------------
1                                                                December 1996

                               Investment Portfolio
 -----------------------------------------------------------------------------
                        December 31, 1996 (Unaudited)
The Investment Portfolio is a detailed list of the securities owned by the Fund. The Portfolio lists the number of shares and the market value of each security issue and the percentage invested in each classification. Common stocks are listed first, and broken down by industry, then sub-industry; then preferred stocks, bonds and commercial paper follow.

-----------------------------------------------------------------------
                                                              Value
                                                Shares      (Note 1)
-----------------------------------------------------------------------
                          Common Stocks 65.4%
Basic Industries 11.9%
-----------------------------------------------------------------------
Chemical 3.8%
Mississippi Chemical Corp.*                     80,500    $  1,932,000
Rohm & Haas Co.                                 18,200       1,485,575
Thiokol Corp.                                   50,000       2,237,500
                                                         ---------------
                                                             5,655,075
                                                         ---------------
DIVERSIFIED 1.9%
Johnson Controls Inc.                           26,200       2,171,325
Mark IV Industries Inc.                         25,900         585,988
                                                         ---------------
                                                             2,757,313
                                                         ---------------
FOREST PRODUCT 0.6%
Stone Container Corp.                           60,000         892,500
                                                         ---------------
MACHINERY 0.9%
Sundstrand Corp.                                32,000       1,360,000
                                                         ---------------
METAL & MINING 2.1%
Kennametal Inc.                                 79,200       3,078,900
                                                         ---------------
RAILROAD 2.6%
Canadian National Railway Co.                  100,000       3,800,000
                                                         ---------------
Total Basic Industries                                      17,543,788
                                                         ---------------
Consumer Cyclical 8.3%
------------------------------------------------------------------------
AUTOMOTIVE 1.9%
Exide Corp.                                    120,000       2,760,000
                                                         ---------------
BUILDING 1.7%
Lafarge Corp.                                  125,000       2,515,625
                                                         ---------------
HOTEL & RESTAURANT 1.5%
Harrah's Entertainment Inc.*                   115,000       2,285,625
Motels of America Inc.*+                           500           7,375
                                                         ---------------
                                                             2,293,000
                                                         ---------------
RECREATION 1.4%
HSN Inc.*                                       87,750       2,084,063
                                                         ---------------
RETAIL TRADE 1.8%
Food 4 Less Holdings Inc. Wts.*                  1,344         127,949
Intimate Brands Inc. Cl. A*                     77,600       1,319,200
Kroger Co.*                                     25,000       1,162,500
                                                         ---------------
                                                             2,609,649
                                                         ---------------
Total Consumer Cyclical                                     12,262,337
                                                         ---------------
Consumer Staple 13.8%
------------------------------------------------------------------------
BUSINESS SERVICE 3.9%
ADT Ltd.*                                      116,000    $  2,653,500
Hillenbrand Industries Inc.                     35,000       1,268,750
Moore Corp. Ltd.                                75,000       1,528,125
Pagemart Nationwide Inc.*+                       1,750          12,250
Vestar/LPA Investment Corp.*+                    3,125          37,500
Viatel Inc.*+                                   18,050         180,500
                                                         ---------------
                                                             5,680,625
                                                         ---------------
FOOD & BEVERAGE 4.6%
Coca-Cola Enterprises Inc.                      85,400       4,141,900
Seven-Up/RC Bottling Co. of Southern
  California*                                    8,750          86,406
Whitman Corp.                                  114,000       2,607,750
                                                         ---------------
                                                             6,836,056
                                                         ---------------
HOSPITAL SUPPLY 1.1%
Baxter International Inc.                       40,000       1,640,000
                                                         ---------------
PRINTING & PUBLISHING 2.6%
Hollinger International, Inc. Cl. A*           118,900       1,367,350
Valassis Communications Inc.                   114,100       2,410,363
                                                         ---------------
                                                             3,777,713
                                                         ---------------
TOBACCO 1.6%
Imperial Tobacco Group PLC*                    360,000       2,328,737
                                                         ---------------
Total Consumer Staple                                       20,263,131
                                                         ---------------
Energy 10.8%
------------------------------------------------------------------------
OIL 8.6%
Amerada Hess Corp.                               8,300         480,363
Atlantic Richfield Co.                           9,300       1,232,250
Oryx Energy Co.                                 55,000       1,361,250
Seagull Energy Corp.                           135,000       2,970,000
Tom Brown, Inc.*                                18,884         412,000
Tosco Corp.                                     30,000       2,373,750
Total SA Cl. B ADR                              49,375       1,987,344
Ultramar Diamond Shamrock Co.                   60,000       1,897,500
                                                         ---------------
                                                            12,714,457
                                                         ---------------
OIL SERVICE 2.2%
Mapco Inc.                                      95,000       3,230,000
                                                         ---------------
Total Energy                                                15,944,457
                                                         ---------------
Finance 11.0%
------------------------------------------------------------------------
BANK 4.1%
Bank of New York Inc.                           35,000       1,181,250
Fleet Financial Group Inc.                      54,100       2,698,238
Mellon Bank Corp.                               31,000       2,201,000
                                                         ---------------
                                                             6,080,488
                                                         ---------------

------------------------------------------------------------------------------
December 1996                                                                2

------------------------------------------------------------------------------

FINANCIAL SERVICE 0.8%
Federal National Mortgage Association           30,800    $  1,147,300
                                                         ---------------
INSURANCE 6.1%
Ace Ltd.                                        43,100       2,591,388
AMBAC Inc.                                      15,000         995,625
Mid Ocean Ltd.                                  74,800       3,927,000
Saint Paul Companies, Inc.                      26,200       1,535,975
                                                         ---------------
                                                             9,049,988
                                                         ---------------
Total Finance                                               16,277,776
                                                         ---------------
Science & Technology 6.1%
  ----------------------------------------------------------------------
AEROSPACE 2.5%
Boeing Co.                                      11,260       1,197,783
Rockwell International Corp.                    30,000       1,826,250
Sequa Corp. Cl. A*                              15,000         588,750
                                                         ---------------
                                                             3,612,783
                                                         ---------------
COMPUTER SOFTWARE & SERVICE 1.1%
Anacomp Inc.*                                   13,984         118,864
Western Digital Corp.*                          25,900       1,473,063
                                                         ---------------
                                                             1,591,927
                                                         ---------------
ELECTRONIC COMPONENTS 0.9%
AMP Inc.                                        15,000         575,625
Thomas & Betts Corp.                            16,000         710,000
                                                         ---------------
                                                             1,285,625
                                                         ---------------
OFFICE EQUIPMENT 1.6%
Quantum Corp.*                                  85,000       2,433,125
                                                         ---------------
Total Science & Technology                                   8,923,460
                                                         ---------------
Utility 3.5%
  ----------------------------------------------------------------------
ELECTRIC 2.8%
Allegheny Power Systems Inc.                    80,000       2,430,000
American Electric Power Inc.                    38,000       1,562,750
Oklahoma Gas & Electric Co.                      5,000         208,750
                                                         ---------------
                                                             4,201,500
                                                         ---------------
NATURAL GAS 0.5%
TransTexas Gas Corp.*                           48,000         696,000
                                                         ---------------
TELEPHONE 0.2%
Celcaribe SA*+                                  69,918         139,836
Colt Telecom Group PLC ADR*                      5,900         113,575
                                                         ---------------
                                                               253,411
                                                         ---------------
Total Utility                                                5,150,911
                                                         ---------------
Total Common Stocks (Cost $78,816,813)                      96,365,860
                                                         ---------------
                         Preferred Stocks 0.8%
Gentra Inc. Series G Pfd.*                      65,000    $    853,607
Gentra Inc. Series Q Pfd.*                      45,000         407,105
                                                         ---------------
Total Preferred Stocks (Cost $1,200,057)                     1,260,712
                                                         ---------------
               Convertible Preferred Stocks & Other 13.1%
AmeriKing, Inc. Sr. Exch. Pfd.[diamond]            250         275,000
Atlantic Richfield Co. Exch. Notes             144,500       3,106,750
Clearnet Communications Inc. Wts.*               3,300          26,400
Cooper Industries Inc. Exch. Note*             126,500       2,450,938
Crown Packaging Holdings Ltd. Wts.*+             2,000              20
Granite Broadcasting Corp. Cv. Pfd.             10,000         565,000
Heartland Wireless Communications, Inc.
  Wts.*+                                         1,500           1,500
Hollinger International, Inc. Cv. Pfd.         220,000       2,530,000
ICG Holdings Inc. Exch. Pfd.[diamond]              500         552,500
K-III Communications Corp. Series B Exch.
  Pfd.[diamond]                                  5,770         582,770
K-III Communications Corp. Series D Exch.
  Pfd.*                                          5,000         490,000
La Petite Holdings Corp. Exch. Pfd.*            45,000       1,575,000
Pagemart Inc. Wts.*+                             3,450          18,975
S.D. Warren Co. Series B Sr. Exch.
  Pfd.[diamond]                                 27,000         945,000
Salomon Inc. Cv. Pfd.*                          45,000       1,350,000
SDW Holdings Corp. Wts.*                        27,000         135,000
Sheffield Steel Corp. Wts.*                      2,500           7,500
Silgan Holdings Inc. Exch. Pfd.*                   257         274,990
Station Casinos Inc. Cv. Pfd.                   60,000       2,872,500
Supermarkets General Holdings Corp. Exch.
  Pfd.[diamond]                                 60,000       1,560,000
Wireless One Inc. Wts.*+                         1,500           1,500
                                                         ---------------
Total Convertible Preferred Stocks & Other
  (Cost $17,991,794)                                        19,321,343
                                                         ---------------

                            Principal     Maturity
                              Amount        Date
------------------------------------------------------------------------
                       Convertible Bonds 1.2%
Crown Resources Corp. Cv.
  Sub. Deb., 5.75%           600,000      8/27/2001        513,000
Rohr Inc. Cv. Sub. Note,
  7.75%                      500,000      5/15/2004        850,000
Winstar Communications,
  Inc. Sr. Sub. Cv. Note,
  0.00% to 10/14/00,
  14.00% from
  10/15/00 to maturity+      650,000     10/15/2005        455,000
                                                      --------------
Total Convertible Bonds (Cost $1,373,459)                1,818,000
                                                      --------------

 -----------------------------------------------------------------------------
3                                                                December 1996

 -----------------------------------------------------------------------------

                                 Principal     Maturity         Value
                                  Amount         Date         (Note 1)
-----------------------------------------------------------------------------
                        Non-Convertible Bonds 13.4%
Anacomp, Inc. Sr. Sub. Note,
  13.00%                        $   177,000    6/04/2002      $    189,833
Belle Casinos Inc. First
  Mortgage Note,
  12.00%+[square]                   175,000   10/15/2000            66,500
Celcaribe SA Sr. Sec. Note,
  0.00% to
  3/14/98, 13.50% from 3/15/98
  to maturity                       430,000    3/15/2004           369,800
CHC Helicopter Corp. Sr. Sub.
  Note, 11.50%                      442,000    7/15/2002           450,840
Clearnet Communications Inc.
  Sr. Disc. Note, 0.00% to
  12/14/00, 14.75% from
  12/15/00 to maturity            1,000,000   12/15/2005           620,000
Coleman Worldwide Corp. Sr.
  Sec. LYON, 0.00%               12,255,000    5/27/2013         3,569,269
Crown Packaging Holdings Ltd.
  Sr. Sub. Disc. Note, 0.00%
  to 10/31/00, 12.25% from
  11/1/00 to maturity             2,000,000   11/01/2003           500,000
Envirosource Inc. Note, 9.75%       750,000    6/15/2003           705,937
Geotek Communications Inc.
  Sr. Disc. Note, 0.00% to
  7/14/00, 15.00% from
  7/15/00 to maturity               500,000    7/15/2005           317,500
Grand Union Co. Sr. Sub.
  Note, 12.00%                      500,000    9/01/2004           527,500
Haynes International Inc. Sr.
  Note, 11.625%                     500,000    9/01/2004           527,500
Heartland Wireless
  Communications, Inc. Note,
  13.00%                            250,000    4/15/2003           247,500
Intertek Financial Corp. Sr.
  Sub. Note, 10.25%+                500,000   11/01/2006           522,500
J.M. Peters, Inc. Sr. Note,
  12.75%                            250,000    5/01/2002           237,500
La Petite Holdings Corp. Sr.
  Sec. Notes, 9.625%                750,000    8/01/2001           738,750
Marcus Cable Co. L.P. Sr.
  Deb., 11.875%                     525,000   10/01/2005           555,844
NS Group Inc. Units, 13.50%         250,000    7/15/2003           260,000
Outdoor Systems Inc. Sr. Sub.
  Note, 9.375%                      500,000   10/15/2006           515,000
Packaging Resources Inc. Sr.
  Sec. Note, 11.625%            $   250,000    5/01/2003      $    263,750
Pagemart Inc. Sr. Disc. Exch.
  Note, 0.00% to 10/31/98,
  12.25% from 11/1/98 to
  maturity                          750,000   11/01/2003           600,000
Park Newspapers Inc. Sr.
  Note, 11.875%[diamond]          1,000,000    5/15/2004         1,175,000
Plastic Specialties &
  Technology, Inc. Sr. Note,
  11.25%                            500,000   12/01/2003           520,000
Ralphs Grocery Co. Sr. Note,
  10.45%                            250,000    6/15/2004           265,937
Renaissance Cosmetics Inc.
  Sr. Note, 13.75%                  500,000    8/15/2001           582,500
Sheffield Steel Corp. First
  Mortgage Note, 12.00%             500,000   11/01/2001           462,500
Spanish Broadcasting Systems
  Inc. Sr. Note, 7.50%              750,000    6/15/2002           791,250
Spinnaker Industries Inc. Sr.
  Sec. Note, 10.75%+                500,000   10/15/2006           522,500
TransTexas Gas Corp. Sr. Sec.
  Note, 11.50%                      500,000    6/15/2002           540,000
U.S.A. Mobile Communications
  Inc. Sr. Note, 14.00%             500,000   11/01/2004           570,000
Universal Outdoor Inc. Sr.
  Sub. Note, 9.75%                1,000,000   10/15/2006         1,032,500
Viatel Inc. Sr. Disc. Note,
  0.00% to 1/14/00, 15.00%
  from 1/15/00 to maturity          750,000    1/15/2005           461,250
Winstar Communications, Inc.
  Sr. Disc. Note, 0.00% to
  10/14/00, 14.00% from
  10/15/00 to maturity              550,000   10/15/2005           335,500
Wireless One Inc. Sr. Disc.
  Note, 13.00%                      750,000   10/15/2003           727,500
                                                              ------------
Total Non-Convertible Bonds (Cost $19,780,855)                  19,771,960
                                                              ------------
                        Short-Term Obligations 5.8%
American Express Credit
  Corp., 5.50%                    4,539,000    1/03/1997        4,539,000
Chevron Oil Finance Co.,
  6.15%                           3,964,000    1/06/1997         3,964,000
                                                              ------------
Total Short-Term Obligations (Cost $8,503,000)                   8,503,000
                                                              ------------
Total Investments (Cost $127,665,978)--99.7%                   147,040,875
Cash and Other Assets, Less Liabilities--0.3%                      383,606
                                                              ------------
Net Assets--100.0%                                            $147,424,481
                                                              ============

 -----------------------------------------------------------------------------
December 1996                                                                4

------------------------------------------------------------------------------

Federal Income Tax Information:
At December 31, 1996, the net unrealized
  appreciation of investments based on
  cost for Federal income tax purposes
  of $127,665,978 was as follows:
Aggregate gross unrealized appreciation
  for all investments in which there is an
  excess of value over tax cost               $22,193,032
Aggregate gross unrealized depreciation
  for all investments in which there is an
  excess of tax cost over value                (2,818,135)
                                             --------------
                                              $19,374,897
                                             ==============

* Nonincome-producing securities.
  ADR stands for American Depositary Receipt, representing ownership of foreign securities.

[diamond] Payments of income may be made in cash or in the form of additional securities.

+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at December 31, 1996 was $1,905,914 and $1,965,956 (1.33% of net assets), respectively.

[square] Security is in default.

 -----------------------------------------------------------------------------
5                                                                December 1996

                             Financial Statements
 -----------------------------------------------------------------------------

                     Statement of Assets and Liabilities
December 31, 1996
(Unaudited)

The Statement of Assets and Liabilities is the Fund's balance sheet. Assets are anything of value owned by the Fund; liabilities are claims against the assets of the Fund. The Net Asset Value is the market value of each Fund share.

Assets
Investments, at value (Cost $127,665,978)
  (Note 1)                                              $147,040,875
Cash                                                             845
Receivable for securities sold                             2,913,714
Receivable for fund shares sold                              567,064
Dividends and interest receivable                            537,660
Receivable from Distributor (Note 3)                          13,751
Other assets                                                   3,805
                                                      ---------------
                                                         151,077,714
LIABILITIES
Payable for securities purchased                           3,045,595
Payable for fund shares redeemed                             328,571
Accrued transfer agent and shareholder services
  (Note 2)                                                   108,491
Accrued management fee (Note 2)                               76,331
Accrued distribution and service fees (Note 5)                44,703
Accrued trustees' fees (Note 2)                                6,541
Other accrued expenses                                        43,001
                                                      ---------------
                                                           3,653,233
                                                      ---------------
NET ASSETS                                              $147,424,481
                                                      ===============
Net Assets consist of:
 Undistributed net investment income                    $    265,428
 Unrealized appreciation of investments                   19,374,897
 Accumulated net realized gain                             8,152,726
 Shares of beneficial interest                           119,631,430
                                                      ---------------
                                                        $147,424,481
                                                      ===============
Net Asset Value and redemption price per share of
  Class A shares ($53,603,995 / 3,981,630 shares of
  beneficial interest)                                         $13.46
                                                               ======
Maximum Offering Price per share of Class A shares
  ($13.46 / .955)                                              $14.09
                                                               ======
Net Asset Value and offering price per share of Class
  B shares ($39,681,590 / 2,958,652 shares of
  beneficial interest)*                                        $13.41
                                                               ======
Net Asset Value, offering price and redemption price
  per share of Class C shares ($50,745,247 /
  3,771,022 shares of beneficial interest)                     $13.46
                                                               ======
Net Asset Value and offering price per share of Class
  D shares ($3,393,649 / 253,182 shares of beneficial
  interest)*                                                   $13.40
                                                               ======

 -----------------------------------------------------------------------------
* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

                           Statement of Operations

For the six months ended December 31, 1996
(Unaudited)

The Statement of Operations is the Fund's income statement and shows the income earned from its investments and its operating costs. It concludes with the net gains (losses are shown in parentheses) for the period stated.

Investment Income
Dividends, net of foreign taxes of $17,908            $ 1,306,936
Interest                                                1,119,004
                                                      -------------
                                                        2,425,940
EXPENSES
Management fee (Note 2)                                   403,012
Transfer agent and shareholder services (Note 2)          171,900
Custodian fee                                              66,686
Reports to shareholders                                    45,732
Registration fees                                          18,208
Audit fee                                                  14,844
Service fee--Class A (Note 5)                              59,837
Distribution and service fees--Class B (Note 5)           154,493
Distribution and service fees--Class D (Note 5)             9,786
Trustees' fees (Note 2)                                     7,078
Legal fees                                                  4,108
Miscellaneous                                               6,647
                                                      -------------
                                                          962,331
Expenses borne by the Distributor (Note 3)               (115,940)
                                                      -------------
                                                          846,391
                                                      -------------
Net investment income                                   1,579,549
                                                      -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments (Notes 1 and 4)        9,094,203
Net realized gain on foreign currency (Note 1)             20,979
                                                      -------------
 Total net realized gain                                9,115,182
                                                      -------------
Net unrealized appreciation of investments              6,238,064
                                                      -------------
Net gain on investments                                15,353,246
                                                      -------------
Net increase in net assets resulting from operations  $16,932,795
                                                      =============

The accompanying notes are an integral part of the financial statements.


 -----------------------------------------------------------------------------
December 1996                                                                6

                              Financial Statements
------------------------------------------------------------------------------
                      Statement of Changes in Net Assets
 -----------------------------------------------------------------------------

The Statement of Changes in Net Assets summarizes on a comparative basis changes in net assets resulting from operations, distributions to shareholders, and capital share transactions.

                                     Six months ended
                                    December 31, 1996     Year ended
                                       (Unaudited)      June 30, 1996
-----------------------------------------------------------------------
Increase (Decrease) in Net Assets

Operations:
Net investment income                  $  1,579,549      $  1,719,834
Net realized gain on investments
  and foreign currency*                   9,115,182        15,234,292
Net unrealized appreciation of
  investments                             6,238,064         2,941,031
                                     ----------------- ----------------
Net increase resulting from
  operations                             16,932,795        19,895,157
                                     ----------------- ----------------
Dividends from net investment income:
 Class A                                   (536,516)         (882,400)
 Class B                                   (119,998)         (304,585)
 Class C                                   (564,985)         (914,329)
 Class D                                    (18,852)          (17,808)
                                     ----------------- ----------------
                                         (1,240,351)       (2,119,122)
                                     ----------------- ----------------
Distributions from net realized gains:
 Class A                                 (6,343,780)         (492,304)
 Class B                                 (3,973,081)         (223,972)
 Class C                                 (5,623,211)         (472,914)
 Class D                                   (219,488)          (18,976)
                                     ----------------- ----------------
                                        (16,159,560)       (1,208,166)
                                     ----------------- ----------------
Net increase from fund share
  transactions (Note 6)                  37,200,705         4,473,009
                                     ----------------- ----------------
Total increase in net assets             36,733,589        21,040,878
NET ASSETS
Beginning of period                     110,690,892        89,650,014
                                     ----------------- ----------------
End of period (including
  undistributed (overdistributed)
  net investment income of $265,428
  and $(73,770), respectively)         $147,424,481      $110,690,892
                                     ================= ================
*Net realized gain for Federal
  income tax purposes (Note 1)         $  9,020,428      $ 15,256,123
                                     ================= ================

                   Notes to Unaudited Financial Statements
------------------------------------------------------------------------------

December 31, 1996

Note 1

State Street Research Equity Income Fund (the "Fund"), is a series of State Street Research Equity Trust (the "Trust"), which was organized as a Massachusetts business trust in March, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced operations in August, 1986. The Trust consists presently of four separate funds: State Street Research Equity Income Fund, State Street Research Capital Appreciation Fund, State Street Research Equity Investment Fund and State Street Research Global Resources Fund.

The Fund seeks to provide a high level of current income and, secondarily, long-term growth of capital by investing primarily in common stocks offering above-average dividend yields and in securities convertible into common stocks. The Fund seeks to provide a higher income yield than that of the Standard & Poor's 500 Stock Index. The Fund has authority to invest from time to time in lower rated fixed income securities.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
7                                                                December 1996

                              Financial Statements
------------------------------------------------------------------------------

A. Investment Valuation

Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, approved by the Trustees, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. Net Investment Income

Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. Certain preferred securities held by the Fund pay dividends in the form of additional securities (payment-in-kind securities). Dividend income on payment-in-kind preferred securities is recorded at the market value of securities received. Differences between the market value of securities received and the corresponding amounts of income accrued are recorded as adjustments to income. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. Dividends

Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. Federal Income Taxes

No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 1996, the fees pursuant to such agreement amounted to $403,012.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended December 31, 1996, the amount of such shareholder servicing and account maintenance expenses was $92,267.

The fees of the Trustees not currently affiliated with the Adviser amounted to $7,078 during the six months ended December 31, 1996.

Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended December 31, 1996, the amount of such expenses assumed by the Distributor and its affiliates was $115,940.

Note 4

For the six months ended December 31, 1996, purchases and sales of securities, exclusive of short-term obligations, aggregated $67,906,260 and $55,320,273, respectively.

 -----------------------------------------------------------------------------
December 1996                                                                8

                              Financial Statements
------------------------------------------------------------------------------

                                Notes (cont'd)
 -----------------------------------------------------------------------------

Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule
12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities deal-ers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 1996, fees pursuant to such plan amounted to $59,837, $154,493 and $9,786 for Class A, Class B and Class D, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $18,695 and $81,695, respectively, on sales of Class A shares of the Fund during the six months ended December 31, 1996, and that MetLife Securities, Inc. earned commissions aggregating $146,342 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $18,870 and $682 on redemptions of Class B and Class D shares, respectively, during the same period.

Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At December 31, 1996, the Distributor owned 3,614 Class A shares of the Fund.

Share transactions were as follows:

                                                Six months ended
                                               December 31, 1996                  Year ended
                                                  (Unaudited)                   June 30, 1996
                                         -----------------------------  ------------------------------
Class A                                      Shares         Amount         Shares          Amount
---------------------------------------- -------------- -------------- --------------  ---------------
Shares sold                                   471,272     $ 6,141,196       499,172     $  6,447,619
Issued upon reinvestment of:
  Distributions from net realized gains       497,882       5,949,190        37,754          461,359
 Dividends from net investment income          37,604         486,719        61,647          800,177
Shares repurchased                           (234,929)     (3,049,547)     (578,171)      (7,338,450)
                                         -------------- -------------- --------------  ---------------
Net increase                                  771,829     $ 9,527,558        20,402     $    370,705
                                         ============== ============== ==============  ===============
Class B                                      Shares         Amount         Shares          Amount
---------------------------------------- -------------- -------------- --------------  ---------------
Shares sold                                   973,017     $12,549,180       670,304     $  8,719,427
Issued upon reinvestment of:
  Distributions from net realized gains       296,462       3,540,487        17,255          210,166
 Dividends from net investment income           9,321         119,998        20,749          269,362
Shares repurchased                           (168,791)     (2,164,421)     (241,006)      (3,101,383)
                                         -------------- -------------- --------------  ---------------
Net increase                                1,110,009     $14,045,244       467,302     $  6,097,572
                                         ============== ============== ==============  ===============
Class C                                      Shares         Amount         Shares          Amount
---------------------------------------- -------------- -------------- --------------  ---------------
Shares sold                                   876,931     $11,353,888       887,078     $ 11,446,658
Issued upon reinvestment of:
  Distributions from net realized gains       470,421       5,622,233        38,732          472,914
 Dividends from net investment income          43,741         564,907        70,662          914,329
Shares repurchased                           (458,246)     (5,881,509)   (1,135,981)     (14,666,301)
                                         -------------- -------------- --------------  ---------------
Net increase (decrease)                       932,847     $11,659,519      (139,509)    $ (1,832,400)
                                         ============== ============== ==============  ===============
Class D                                      Shares         Amount         Shares          Amount
---------------------------------------- -------------- -------------- --------------  ---------------
Shares sold                                   181,000     $ 2,365,536        46,515     $    607,680
Issued upon reinvestment of:
  Distributions from net realized gains        17,516         208,976         1,480           18,010
 Dividends from net investment income           1,036          13,522           861           11,171
Shares repurchased                            (46,680)       (619,650)      (65,543)        (799,729)
                                         -------------- -------------- --------------  ---------------
Net increase (decrease)                       152,872     $ 1,968,384       (16,687)    $   (162,868)
                                         ============== ============== ==============  ===============

 -----------------------------------------------------------------------------
9                                                                December 1996

                              Financial Statements
------------------------------------------------------------------------------

                             Financial Highlights
 -----------------------------------------------------------------------------

Financial Highlights presents selected per share data, ratios and supplemental data. The per share data demonstrates on a comparative basis how the net asset value per share was affected by several factors during each period.

   For a share outstanding throughout each period:

                                         Six months ended                   Year ended June 30
                                        December 31, 1996 -----------------------------------------------------
Class A                                   (Unaudited)**     1996**     1995**      1994      1993       1992
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $13.85        $ 11.70    $10.87     $10.79    $ 9.19     $  8.33
Net investment income*                          0.17           0.23      0.28       0.24      0.44        0.39
Net realized and unrealized gain on
  investments                                   1.52           2.36      1.37       0.25      1.52        0.83
Dividends from net investment income           (0.14)         (0.28)    (0.28)     (0.26)    (0.36)      (0.36)
Distributions from net realized gains          (1.94)         (0.16)    (0.54)     (0.15)      --          --
                                         ----------------- ---------  ---------  --------- --------- ----------
Net asset value, end of period                $13.46        $ 13.85    $11.70     $10.87    $10.79     $  9.19
                                         ================= =========  =========  ========= ========= ==========
Total return                                   14.23%+++      22.41%+   16.12%+     4.30%+   21.64%+     14.81%+
Net assets at end of period (000s)           $53,604        $44,464   $37,327    $40,484   $28,995     $51,585
Ratio of operating expenses to average
  net assets*                                   1.25%++        1.25%     1.42%      1.50%     1.50%       1.50%
Ratio of net investment income to
  average net assets*                           2.66%++        1.78%     2.55%      2.42%     3.76%       4.27%
Portfolio turnover rate                        46.66%        111.13%    67.50%     73.96%    80.42%     102.39%
Average commission rate @                     $ 0.04        $  0.01       --         --        --          --
*Reflects voluntary assumption of fees
 or expenses per share in each period
 (Note 3)                                     $ 0.01        $  0.03    $ 0.05     $ 0.05    $ 0.01     $  0.01

                                         Six months ended             Year ended June 30
                                        December 31, 1996  ------------------------------------------
Class B                                   (Unaudited)**     1996**     1995**      1994     1993***
 ----------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $13.82        $ 11.68    $10.86     $10.79     $10.81
Net investment income*                          0.12           0.13      0.21       0.21       0.02
Net realized and unrealized gain (loss)
  on investments                                1.51           2.36      1.38       0.21      (0.02)
Dividends from net investment income           (0.10)         (0.19)    (0.23)     (0.20)     (0.02)
Distributions from net realized gains          (1.94)         (0.16)    (0.54)     (0.15)       --
                                         ----------------- ---------  ---------  -------------------
Net asset value, end of period                $13.41        $ 13.82    $11.68     $10.86     $10.79
                                         ================= =========  =========  ===================
Total return                                   13.74%+++      21.60%+   15.43%+     3.79%+     0.05%+++
Net assets at end of period (000s)           $39,682        $25,54    $16,130    $10,752     $1,060
Ratio of operating expenses to average
  net assets*                                   2.00%++        2.00%     2.00%      2.00%      2.00%++
Ratio of net investment income to
  average net assets*                           1.92%++        1.05%     1.95%      1.80%      1.53%++
Portfolio turnover rate                        46.66%        111.13%    67.50%     73.96%     80.42%
Average commission rate @                     $ 0.04        $  0.01       --         --         --
*Reflects voluntary assumption of fees
 or expenses per share in period
 (Note 3)                                     $ 0.01        $  0.03    $ 0.05     $ 0.07     $ 0.00

 **Per-share figures have been calculated using the average shares method. ***June 1, 1993 (commencement of share class designations) to June 30, 1993.
 ++Annualized
  +Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
+++Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
  @For fiscal years beginning on or after July 1, 1996, the Fund is required to disclose its average commission rate per share paid for security trades. For the year ended June 30, 1996, the Fund elected to disclose its average commission rate per share paid for security trades.

 -----------------------------------------------------------------------------
December 1996                                                               10

                              Financial Statements
------------------------------------------------------------------------------

                        Financial Highlights (cont'd)
 -----------------------------------------------------------------------------

                                         Six months ended             Year ended June 30
                                        December 31, 1996  ------------------------------------------
Class C                                   (Unaudited)**     1996**     1995**      1994     1993***
 ----------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $13.85        $ 11.70    $10.86     $10.79     $10.81
Net investment income*                          0.19           0.26      0.32       0.33       0.03
Net realized and unrealized gain (loss)
  on investments                                1.52           2.36      1.39       0.21      (0.02)
Dividends from net investment income           (0.16)         (0.31)    (0.33)     (0.32)     (0.03)
Distributions from net realized gains          (1.94)         (0.16)    (0.54)     (0.15)      --
                                         ----------------- ---------  ---------  -------------------
Net asset value, end of period                $13.46        $ 13.85    $11.70     $10.86     $10.79
                                         ================= =========  =========  ===================
Total return                                   14.37%+++      22.82%+   16.64%+     4.84%+     0.14%+++
Net assets at end of period (000s)           $50,745        $39,298   $34,827    $20,266    $15,988
Ratio of operating expenses to average
  net assets*                                   1.00%++        1.00%     1.00%      1.00%      1.00%++
Ratio of net investment income to
  average net assets*                           2.90%++        2.03%     2.93%      2.92%      1.65%++
Portfolio turnover rate                        46.66%        111.13%    67.50%     73.96%     80.42%
Average commission rate @                     $ 0.04        $  0.01     --          --         --
*Reflects voluntary assumption of fees
 or expenses per share in period
 (Note 3)                                     $ 0.01        $  0.03    $ 0.05     $ 0.06     $ 0.00

                                         Six months ended             Year ended June 30
                                        December 31, 1996  ------------------------------------------
Class D                                   (Unaudited)**     1996**     1995**      1994     1993***
---------------------------------------  ----------------- ---------  ---------  ---------
Net asset value, beginning of period          $13.82        $ 11.67    $10.86     $10.79     $10.81
Net investment income*                          0.12           0.13      0.22       0.21       0.02
Net realized and unrealized gain (loss)
  on investments                                1.50           2.37      1.36       0.21      (0.02)
Dividends from net investment income           (0.10)         (0.19)    (0.23)     (0.20)     (0.02)
Distributions from realized gains              (1.94)         (0.16)    (0.54)     (0.15)      --
                                         ----------------- ---------  ---------  -------------------
Net asset value, end of period                $13.40        $ 13.82    $11.67     $10.86     $10.79
                                         ================= =========  =========  ===================
Total return                                   13.80%+++      21.68%+   15.33%+     3.78%+     0.04%+++
Net assets at end of period (000s)            $3,394         $1,386    $1,366     $1,280       $628
Ratio of operating expenses to average
  net assets*                                   2.00%++        2.00%     2.00%      2.00%      2.00%++
Ratio of net investment income to
  average net assets*                           1.91%++        1.03%     1.96%      1.88%      1.49%++
Portfolio turnover rate                        46.66%        111.13%    67.50%     73.96%     80.42%
Average commission rate @                     $ 0.04        $  0.01       --         --         --
*Reflects voluntary assumption of fees
 or expenses per share in period
 (Note 3)                                     $ 0.01        $  0.03    $ 0.05     $ 0.06     $ 0.00

 -----------------------------------------------------------------------------
 **Per-share figures have been calculated using the average shares method. ***June 1, 1993 (commencement of share class designations) to June 30, 1993.
 ++Annualized
  +Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
+++Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
  @For fiscal years beginning on or after July 1, 1996, the Fund is required to disclose its average commission rate per share paid for security trades. For the year ended June 30, 1996, the Fund elected to disclose its average commission rate per share paid for security trades.

 -----------------------------------------------------------------------------
11                                                               December 1996

[FRONT COVER]

[State Street Research logo] State Street Research

[Illustration of person climbing steps towards the stars]


State Street Research
Equity Investment Fund

Semiannual Report

December 31, 1996

------------------------------------
           What's Inside
------------------------------------

Investment Update
About the Fund, economy
and markets

Fund Information
Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements




---------------------------------[Dalbar Award]---------------------------------

                                    Quality
                                 Tested Service
                                    1 9 9 5


                                     Dalar
                             Honors Commitment To:
                                   Investors

                                 For Excellence
                                       in
                              Shareholder Service
--------------------------------------------------------------------------------

[BACK COVER]

State Street Research Equity Investment Fund
One Financial Center
Boston, MA 02111

  Bulk Rate
 U.S. Postage
     PAID
 Brockton, MA
Permit No. 600

Questions? Comments?
Call us at 1-800-562-0032,
or write us at:
        State Street Research
        Shareholder Services
        P.O. Box 8408
        Boston, MA 02266-8408

[State Street Research logo] State Street Research

This report is prepared for the general information of current shareholders. When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Equity Investment Fund prospectus. When used after March 31, 1997, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: 3721-970225(0398)SSR-LD

Cover Illustration by Dorothy Cullinan  EIV-819C-297IBS

State Street Research Equity Investment Fund

-----------------------------------------------------------------------------
Investment Update
-----------------------------------------------------------------------------

Investment Environment

The Economy

(bullet) Economic growth accelerated in the fourth quarter of 1996 after showing signs of a slowdown in the third quarter.

(bullet) Consumer spending and industrial output showed a steady trend of advancement for the final six months of 1996. Wages continued to rise during the period, but consumer prices and inflation remained low.

(bullet) The Federal Reserve met several times since July and left interest rates unchanged

The Markets

(bullet) From June 30 to December 31, 1996 stocks and bonds offered positive performance overall, peppered with short-term corrections in some sectors.

(bullet) The stock market continued its rise, with the Dow Jones Industrial
         Average passing the 6000 point marker in October. The S&P 500 was up +11.68 for the six months ended December 31, 1996.(1)

(bullet) Bond performance improved during the final six months of the year.
         The Lehman Brothers Aggregate Bond Index gained +4.90%.(1)

The Fund

Over the past six months

(bullet) For the six months ended December 31, 1996, Class A shares of Equity
         Investment Fund returned +10.25% (does not reflect sales charge).(2) The average six-month return for the 567 fund classes in Lipper Analytical Services' Growth and Income Fund category was +10.57% (does not reflect sales charge).

(bullet) The Fund's energy holdings helped boost its performance. This sector benefited from industry restructuring and generally higher commodity prices.

(bullet) Overweighting in the finance sector also helped performance. Banks showed more promise during the year but were still selling below average market values, so they provided good opportunities.

(bullet) The consumer cyclical sector was disappointing in 1996, and retailer
         Home Depot, the Fund's 11th largest holding, detracted from performance.

Current strategy

(bullet) We are maintaining an overweighting in the science and technology sector, focusing on companies like Cisco Systems, the leading producer of networking products and services, which have the industry position to help weather the inevitable market turbulence.

(bullet) With valuations at their current high levels, we are seeking lower-risk buy opportunities.

(bullet) We continue to emphasize a high-quality portfolio with stock selection based on companies' fundamentals.

December 31, 1996

(1)The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The Lehman Brothers Aggregate Bond Index is a commonly used measure of bond market performance. The indices are unmanaged and do not take sales charges into consideration. Direct investment in the indices is not possible; results are for illustrative purposes only.

(2)+9.85% for Class B shares; +10.33% for Class C shares; +9.85% for Class D shares.

(3)All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Performance for a class may include periods prior to the adoption of class designations in 1993, which resulted in new or increased 12b-1 fees of up to 1% per class thereafter and which will reduce subsequent performance. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions.

(4)Performance reflects maximum 4.5% "A" share front-end sales charge or 5% "B" share or 1% "D" share contingent deferred sales charges where applicable.

(5)Cumulative total returns are not annualized, nor do they reflect sales charges, which, if reflected, would reduce performance.

(6) Performance results for the Fund are increased by the voluntary reduction of Fund fees and expenses. The first figure reflects expense reduction; the second shows what results would have been without subsidization.

Please note that the discussion throughout this shareholder report is dated as indicated, and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.

-----------------------------------------------------------------------------
Fund Information (all data are for periods ended December 31, 1996)
-----------------------------------------------------------------------------

SEC Average Annual Compound Rates of Return
(at maximum applicable sales charge)(3),(4),(6)

-------------------------------------------------------------------
             10 Years            5 Years            1 Year
-------------------------------------------------------------------
Class A       +12.44%/+12.08%    +12.80%/+12.52%    +16.10%/+15.90%
-------------------------------------------------------------------
Class B       +12.70%/+12.34%    +13.08%/+12.79%    +15.64%/+15.42%
-------------------------------------------------------------------
Class C       +13.10%/+12.72%    +14.12%/+13.80%    +21.81%/+21.59%
-------------------------------------------------------------------
Class D       +12.70%/+12.31%    +13.31%/+12.99%    +19.65%/+19.42%
-------------------------------------------------------------------

Cumulative Total Returns
(do not reflect sales charge)(3),(5),(6)

-------------------------------------------------------------------
             10 Years            5 Years            1 Year
-------------------------------------------------------------------
Class A       +238.37%/+227.53%  +91.25%/+88.86%    +21.57%/+21.36%
-------------------------------------------------------------------
Class B       +230.69%/+220.06%  +86.91%/+84.56%    +20.64%/+20.42%
-------------------------------------------------------------------
Class C       +242.51%/+231.03%  +93.59%/+90.88%    +21.81%/+21.59%
-------------------------------------------------------------------
Class D       +230.48%/+219.38%  +86.79%/+84.16%    +20.65%/+20.42%
-------------------------------------------------------------------

Top 10 Stock Positions
(by percentage of net assets)

1   BankAmerica   Banking                   3.1%
2   Citicorp  Banking                       3.0%
3   General Electric  Electrical equipment  2.5%
4   Schlumberger  Oil service equipment     2.5%
5   Rohm & Haas  Chemical                   2.3%
6   DuPont  Chemical                        2.2%
7   Monsanto  Chemical                      2.1%
8   Royal Dutch  Oil exploration            2.0%
9   Johnson & Johnson  Medical supply       2.0%
10  Anheuser-Busch  Beer brewing            2.0%

These securities represent an aggregate of 23.7% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.
---------------------------------[BAR CHART]------------------------------------
                         Top 5 Equity Industries
                         (by percentage of net assets)

                         Chemicals           8.4%
                         Banks               7.8%
                         Retail              7.5%
                         Hospital supply     7.2%
                         Oil                 6.8%
                         Total: 37.7%
--------------------------------------------------------------------------------

State Street Research Equity Investment Fund

-----------------------------------------------------------------------------
Investment Portfolio
-----------------------------------------------------------------------------
December 31, 1996 (Unaudited)

--------------------------------------------------------------------------
                                                                Value
                                                   Shares     (Note 1)
--------------------------------------------------------------------------
COMMON STOCKS 97.0%
Basic Industries 17.1%
Chemical 8.4%
E.I. Du Pont De Nemours & Co.                    31,200    $  2,944,500
Monsanto Co.                                     75,000       2,915,625
Rhone-Poulenc SA ADR*                            72,700       2,462,712
Rohm & Haas Co.                                  38,200       3,118,075
                                                           ---------------
                                                             11,440,912
                                                           ---------------
Electrical Equipment 2.5%
General Electric Co.                             34,500       3,411,188
                                                           ---------------
Forest Product 0.5%
James River Corp.                                21,600         715,500
                                                           ---------------
Machinery 1.5%
Case Corp.                                       38,000       2,071,000
                                                           ---------------
Metal & Mining 3.3%
Aluminum Company of America                      27,100       1,727,625
Carpenter Technology Corp.*                      20,000         732,500
Reynolds Metals Co.                              35,200       1,984,400
                                                           ---------------
                                                              4,444,525
                                                           ---------------
Railroad 0.9%
Canadian National Railway Co.                    30,900       1,174,200
                                                           ---------------
Total Basic Industries                                       23,257,325
                                                           ---------------
Consumer Cyclical 15.7%
Automotive 2.2%
General Motors Corp.                             21,900       1,220,925
Magna International, Inc. Cl. A                  31,600       1,761,700
                                                           ---------------
                                                              2,982,625
                                                           ---------------

Hotel & Restaurant 2.3%
Harrah's Entertainment Inc.*                     57,000       1,132,875
Hilton Hotels Corp.                              34,600         903,925
Mirage Resorts Inc.*                             48,200       1,042,325
                                                           ---------------
                                                              3,079,125
                                                           ---------------
Recreation 3.7%
Harley Davidson Inc.                             19,000         893,000
Time Warner Inc.                                 56,700       2,126,250
Walt Disney Co.                                  29,843       2,077,819
                                                           ---------------
                                                              5,097,069
                                                           ---------------
Retail Trade 7.5%
Gucci Group NV*                                  13,300         849,538
Home Depot Inc.                                  52,100       2,611,512
J.C. Penney Inc.                                 24,400       1,189,500
Kroger Co.*                                      35,100       1,632,150
Rite-Aid Corp.                                   25,400    $  1,009,650
Sears Roebuck & Co.                              26,300       1,213,087
Toys R Us Inc.*                                  60,000       1,800,000
                                                           ---------------
                                                             10,305,437
                                                           ---------------
Total Consumer Cyclical                                      21,464,256
                                                           ---------------
Consumer Staple 22.1%
Business Service 2.8%
Cognizant Corp.*                                 25,300         834,900
HBO & Co.                                        18,000       1,068,750
Interpublic Group of Companies, Inc.             39,600       1,881,000
                                                           ---------------
                                                              3,784,650
                                                           ---------------
Drug 4.0%
Amgen Inc.*                                      11,600         630,750
Eli Lilly & Co.                                  19,772       1,443,356
Novartis AG ADR*                                 41,066       2,344,297
Pfizer Inc.                                      11,700         969,637
                                                           ---------------
                                                              5,388,040
                                                           ---------------
Food & Beverage 3.6%
Anheuser-Busch Companies, Inc.                   66,500       2,660,000
Coca-Cola Co.                                    42,100       2,215,513
                                                           ---------------
                                                              4,875,513
                                                           ---------------
Hospital Supply 7.2%
Aetna Inc.                                       13,800       1,104,000
Baxter International Inc.                        62,400       2,558,400
Columbia / HCA Healthcare Corp.                  51,150       2,084,362
Guidant Corp.                                    23,700       1,350,900
Johnson & Johnson                                53,600       2,666,600
                                                           ---------------
                                                              9,764,262
                                                           ---------------
Personal Care 2.3%
Avon Products Inc.                               27,200       1,553,800
Gillette Co.                                     20,800       1,617,200
                                                           ---------------
                                                              3,171,000
                                                           ---------------
Printing & Publishing 0.4%
Dun & Bradstreet Corp.                           25,300         600,875
                                                           ---------------
Tobacco 1.8%
Philip Morris Companies, Inc.                    22,400       2,522,800
                                                           ---------------
Total Consumer Staple                                        30,107,140
                                                           ---------------
Energy 9.3%
Oil 6.8%
Burlington Resources Inc.                        44,600       2,246,725
Exxon Corp.                                      14,300       1,401,400
Oryx Energy Co.                                  25,200         623,700

The accompanying notes are an integral part of the financial statements.

State Street Research Equity Investment Fund

-----------------------------------------------------------------------------
Investment Portfolio (cont'd)
-----------------------------------------------------------------------------

Oil (cont'd)
Royal Dutch Petroleum Co.                        16,200    $  2,766,150
Total SA Cl. B ADR                               55,900       2,249,975
                                                           ---------------
                                                              9,287,950
                                                           ---------------
Oil Service 2.5%
Schlumberger Ltd.                                34,000       3,395,750
                                                           ---------------
Total Energy                                                 12,683,700
                                                           ---------------
Finance 13.4%
Bank 7.8%
BankAmerica Corp.                                42,700       4,259,325
Citicorp                                         39,900       4,109,700
NationsBank Corp.                                23,700       2,316,675
                                                           ---------------
                                                             10,685,700
                                                           ---------------
Financial Service 0.6%
Federal National Mortgage Association            23,800         886,550
                                                           ---------------
Insurance 5.0%
Ace Ltd.                                         38,200       2,296,775
American International Group Inc.                12,250       1,326,062
General Re Corp.                                  1,300         205,075
Saint Paul Companies, Inc.                       24,400       1,430,450
Travelers Group Inc.                             33,400       1,515,525
                                                           ---------------
                                                              6,773,887
                                                           ---------------
Total Finance                                                18,346,137
                                                           ---------------
Science & Technology 17.9%
Aerospace 0.9%
Raytheon Co.                                     26,000       1,251,250
                                                           ---------------
Computer Software & Service 3.8%
Cisco Systems Inc.*                              41,000       2,608,625
Electronic Data Systems Corp.                    31,600       1,366,700
First Data Corp.                                 32,400       1,182,600
                                                           ---------------
                                                              5,157,925
                                                           ---------------
Electronic Components 2.8%
Intel Corp.*                                     18,100       2,369,969
Texas Instruments Inc.                           22,200       1,415,250
                                                           ---------------
                                                              3,785,219
                                                           ---------------
Electronic Equipment 6.2%
Advanced Fibre Communications, Inc.*             10,300         572,938
L.M. Ericsson Telephone Co. ADR Cl. B*           56,740       1,712,839
Lucent Technologies Inc.*                        43,300       2,002,625
Motorola Inc.                                    12,200         748,775
Perkin-Elmer Corp.                               34,500       2,031,187
Teradyne Inc.*                                   57,700       1,406,437
                                                           ---------------
                                                              8,474,801
                                                           ---------------
Office Equipment 4.2%
Compaq Computer Corp.*                           23,400    $  1,737,450
Diebold Inc.                                     28,850       1,813,944
International Business Machines Corp.            14,500       2,189,500
                                                           ---------------
                                                              5,740,894
                                                           ---------------
Total Science & Technology                                   24,410,089
                                                           ---------------
Utility 1.5%
Electric 0.8%
FPL Group Inc.                                   21,800       1,002,800
                                                           ---------------
Natural Gas 0.7%
Calpine Corp.*                                   50,000       1,000,000
                                                           ---------------
Total Utility                                                 2,002,800
                                                           ---------------
Total Common Stocks (Cost $105,033,820)                     132,271,447
                                                           ---------------

--------------------------------------------------------------------------------
                                    Principal     Maturity
                                     Amount         Date
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS 2.7%
Chevron Oil Finance Co., 6.15%     $1,835,000    1/06/1997       1,835,000
Ford Motor Credit Co., 5.80%        1,787,000    1/06/1997       1,787,000
                                                              --------------
Total Short-Term Obligations (Cost $3,622,000)                   3,622,000
                                                              --------------
Total Investments (Cost $108,655,820)--99.7%                   135,893,447
Cash and Other Assets, Less Liabilities--0.3%                      470,253
                                                              --------------
Net Assets--100.0%                                            $136,363,700
                                                              ==============

Federal Income Tax Information:
At December 31, 1996, the net unrealized appreciation
  of investments based on cost for Federal income tax
  purposes of $108,718,006 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value over
  tax cost                                                     $ 27,865,422
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value                                                      (689,981)
                                                           ------------------
                                                              $ 27,175,441
                                                           ==================

* Nonincome-producing securities.

  ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

State Street Research Equity Investment Fund

-----------------------------------------------------------------------------
Statement of Assets and Liabilities
-----------------------------------------------------------------------------
December 31, 1996 (Unaudited)

Assets
Investments, at value (Cost $108,655,820) (Note 1)            $135,893,447
Cash                                                                   408
Receivable for securities sold                                     380,794
Receivable for fund shares sold                                    186,544
Dividends and interest receivable                                  138,373
Receivable from Distributor (Note 3)                                14,530
Other assets                                                         8,034
                                                              ---------------
                                                               136,622,130
Liabilities
Accrued transfer agent and shareholder services (Note 2)           103,259
Accrued management fee (Note 2)                                     73,368
Payable for fund shares redeemed                                    49,073
Accrued distribution and service fees (Note 5)                      24,269
Accrued trustees' fees (Note 2)                                      5,586
Other accrued expenses                                               2,875
                                                              ---------------
                                                                   258,430
                                                              ---------------
Net Assets                                                    $136,363,700
                                                              ===============
Net Assets consist of:
 Undistributed net investment income                          $    499,023
 Unrealized appreciation of investments                         27,237,627
 Accumulated net realized gain                                   4,223,887
 Shares of beneficial interest                                 104,403,163
                                                              ---------------
                                                              $136,363,700
                                                              ===============
Net Asset Value and redemption price per share of Class A
  shares ($43,756,313 / 2,635,958 shares of beneficial
  interest)                                                           $16.60
                                                                      ======
Maximum Offering Price per share of Class A shares
  ($16.60 / .955)                                                     $17.38
                                                                      ======
Net Asset Value and offering price per share of Class B
  shares ($17,634,622 / 1,074,159 shares of beneficial
  interest)*                                                          $16.42
                                                                      ======
Net Asset Value, offering price and redemption price per
  share of Class C shares ($73,879,971 / 4,454,883 shares of
  beneficial interest)                                                $16.58
                                                                      ======
Net Asset Value and offering price per share of Class D
  shares ($1,092,794 / 66,592 shares of beneficial
  interest)*                                                          $16.41
                                                                      ======

 -----------------------------------------------------------------------------
*Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

 -----------------------------------------------------------------------------
Statement of Operations
 -----------------------------------------------------------------------------
For the six months ended December 31, 1996 (Unaudited)

Investment Income
Dividends, net of foreign taxes of $11,218                 $   923,914
Interest                                                       151,032
                                                          -------------
                                                             1,074,946
Expenses
Management fee (Note 2)                                        406,635
Transfer agent and shareholder services (Note 2)               172,039
Custodian fee                                                   52,964
Reports to shareholders                                         43,433
Registration fees                                               18,917
Audit fee                                                       14,146
Trustees' fees (Note 2)                                          6,509
Service fee--Class A (Note 5)                                   51,721
Distribution and service fees--Class B (Note 5)                 74,586
Distribution and service fees--Class D (Note 5)                  4,931
Legal fees                                                       4,851
Miscellaneous                                                    5,351
                                                          -------------
                                                               856,083
Expenses borne by the Distributor (Note 3)                     (99,253)
                                                          -------------
                                                               756,830
                                                          -------------
Net investment income                                          318,116
                                                          -------------
Realized and Unrealized Gain on Investments
Net realized gain on investments (Notes 1 and 4)            10,934,036
Net unrealized appreciation of investments                     742,649
                                                          -------------
Net gain on investments                                     11,676,685
                                                          -------------
Net increase in net assets resulting from operations       $11,994,801
                                                          =============

The accompanying notes are an integral part of the financial statements.

State Street Research Equity Investment Fund

-------------------------------------------------------------------------------
Statement of Changes in Net Assets
-------------------------------------------------------------------------------
                                  Six months ended
                                  December 31, 1996    Year ended
                                     (Unaudited)      June 30, 1996
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations:
Net investment income               $    318,116      $    907,504
Net realized gain on
  investments*                        10,934,036        10,187,786
Net unrealized appreciation of
  investments                            742,649        11,825,753
                                    ------------     -------------
Net increase resulting from
  operations                          11,994,801        22,921,043
                                    ------------     ------------
Dividends from net investment income:
 Class A                                (150,089)         (248,210)
 Class C                                (340,550)         (571,956)
                                    -------------     ------------
                                        (490,639)         (820,166)
                                    -------------     ------------
Distributions from net realized gains:
 Class A                              (4,782,504)       (1,371,017)
 Class B                              (1,764,902)         (315,045)
 Class C                              (7,753,956)       (2,286,228)
 Class D                                (116,740)          (31,975)
                                    -------------     ------------
                                     (14,418,102)       (4,004,265)
                                    -------------     ------------
Net increase from fund share
  transactions (Note 6)               15,741,103        17,130,921
                                    -------------     ------------
Total increase in net assets          12,827,163        35,227,533
Net Assets
Beginning of period                  123,536,537        88,309,004
                                    ------------     ------------
End of period (including
  undistributed net investment
  income of $499,023 and
  $671,546, respectively)           $136,363,700      $123,536,537
                                    ============      ============
* Net realized gain for Federal
  income tax purposes (Note 1)      $ 10,934,036      $ 10,179,814
                                    ============      ============

------------------------------------------------------------------------------
Notes to Unaudited Financial Statements
------------------------------------------------------------------------------
December 31, 1996

Note 1

State Street Research Equity Investment Fund (the "Fund"), is a series of State Street Research Equity Trust (the "Trust"), which was organized as a Massachusetts business trust in March, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced operations in August, 1986. The Trust consists presently of four separate funds: State Street Research Equity Investment Fund, State Street Research Capital Appreciation Fund, State Street Research Equity Income Fund and State Street Research Global Resources Fund.

The Fund seeks to achieve long-term growth of capital and, secondarily, long-term growth of income by investing primarily in common stocks of established companies with above-average prospects for growth.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation

Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

The accompanying notes are an integral part of the financial statements.

State Street Research Equity Investment Fund

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

C. Net Investment Income

Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. Federal Income Taxes

No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 1996, the fees pursuant to such agreement amounted to $406,635.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended December 31, 1996, the amount of such shareholder servicing and account maintenance expenses was $95,862.

The fees of the Trustees not currently affiliated with the Adviser amounted to $6,509 during the six months ended December 31, 1996.

Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended December 31, 1996, the amount of such expenses assumed by the Distributor and its affiliates was $99,253.

Note 4

For the six months ended December 31, 1996, purchases and sales of securities, exclusive of short-term obligations, aggregated $58,800,663 and $57,785,097, respectively.

Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 1996, fees pursuant to such plan amounted to $51,721, $74,586 and $4,931 for Class A, Class B and Class D, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $8,785 and $53,317, respectively, on sales of Class A shares of the Fund during the six months ended December 31, 1996, and that MetLife Securities, Inc. earned commissions aggregating $104,035 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $10,153 on redemptions of Class B shares during the same period.

State Street Research Equity Investment Fund

-----------------------------------------------------------------------------
Notes (cont'd)
-----------------------------------------------------------------------------

Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At December 31, 1996, Metropolitan owned 48,256 Class D shares of the Fund and the Distributor owned 3,603 Class A shares of the Fund.

Share transactions were as follows:

                                                   Six months ended
                                                  December 31, 1996                  Year ended
                                                     (Unaudited)                   June 30, 1996
                                           ------------------------------   ------------------------------
Class A                                         Shares         Amount          Shares         Amount
 -------------------------------------------------------- ---------------  --------------  ---------------
Shares sold                                     202,373     $  3,351,033        405,624    $  6,395,709
Issued upon reinvestment of:
 Distributions from net realized gains          289,030        4,652,507         89,924       1,331,731
 Dividends from net investment income             8,684          144,245         14,813         236,859
Shares repurchased                             (170,345)      (2,836,224)      (387,435)     (6,071,101)
                                           -------------- ---------------  --------------  ---------------
Net increase                                    329,742     $  5,311,561        122,926    $  1,893,198
                                           ============== ===============  ==============  ===============
Class B                                        Shares          Amount          Shares         Amount
 -------------------------------------------------------- ---------------  --------------  ---------------
Shares sold                                     260,065     $  4,294,103        440,639    $  6,927,207
Issued upon reinvestment of
   distributions from net realized gains        108,323        1,728,240         20,913         307,750
Shares repurchased                              (71,980)      (1,179,418)      (102,902)     (1,616,965)
                                           -------------- ---------------  --------------  ---------------
Net increase                                    296,408     $  4,842,925        358,650    $  5,617,992
                                           ============== ===============  ==============  ===============
Class C                                        Shares          Amount          Shares         Amount
 -------------------------------------------------------- ---------------  --------------  ---------------
Shares sold                                   1,034,409     $ 17,076,178      1,692,679    $ 26,954,407
Issued upon reinvestment of:
 Distributions from net realized gains          481,543        7,753,590        154,432       2,286,228
 Dividends from net investment income            20,531          340,442         36,260         571,723
Shares repurchased                           (1,203,245)     (19,770,634)    (1,302,028)    (20,281,019)
                                           -------------- ---------------  --------------  ---------------
Net increase                                    333,238     $  5,399,576        581,343    $  9,531,339
                                           ============== ===============  ==============  ===============
Class D                                        Shares          Amount          Shares         Amount
 -------------------------------------------------------- ---------------  --------------  ---------------
Shares sold                                       5,646     $     96,541          5,582    $     87,865
Issued upon reinvestment of
   distributions from net realized gains          7,066          112,590          2,081          30,561
Shares repurchased                               (1,286)         (22,090)        (1,906)        (30,034)
                                           -------------- ---------------  --------------  ---------------
Net increase                                     11,426     $    187,041          5,757    $     88,392
                                           ============== ===============  ==============  ===============

State Street Research Equity Investment Fund

-----------------------------------------------------------------------------
Financial Highlights
-----------------------------------------------------------------------------
For a share outstanding throughout each period:

                                                                         Class A
                                         ------------------------------------------------------------------------
                                         Six months ended
                                         December 31, 1996                   Year ended June 30
                                                           -----------------------------------------------------
                                           (Unaudited)**     1996**     1995**      1994      1993       1992
---------------------------------------  ------------------ ---------  ---------  --------- --------- ----------
Net asset value, beginning of period         $ 17.04        $ 14.28    $ 12.44    $ 14.52   $ 13.16    $ 11.19
Net investment income*                          0.04           0.12       0.08       0.01      0.04       0.05
Net realized and unrealized gain on
  investments                                   1.57           3.38       2.14       0.18      2.48       1.99
Dividends from net investment income           (0.06)         (0.11)     (0.05)     --        (0.04)     (0.07)
Distributions from net realized gains          (1.99)         (0.63)     (0.33)     (2.27)    (1.12)      --
                                         ------------------ ---------  ---------  --------- --------- ----------
Net asset value, end of period               $ 16.60        $ 17.04    $ 14.28    $ 12.44   $ 14.52    $ 13.16
                                         ================== =========  =========  ========= ========= ==========
Total return                                   10.25%+++      25.33%+    18.34%+     0.93%+   20.37%+    18.27%+
Net assets at end of period (000s)           $43,756        $39,300    $31,174    $29,821   $26,933    $48,473
Ratio of operating expenses to average
  net assets*                                   1.25%++        1.25%      1.42%      1.50%     1.50%      1.50%
Ratio of net investment income to
  average net assets*                           0.49%++        0.79%      0.64%      0.08%     0.23%      0.43%
Portfolio turnover rate                        47.67%         44.44%     47.93%     62.93%    92.35%     81.89%
Average commission rate@                     $  0.05        $  0.03       --         --        --         --
*Reflects voluntary assumption of fees
 or expenses per share in period (Note 3).   $  0.01        $  0.03    $  0.06    $  0.04   $  0.02    $  0.02

                                                                           Class B
                                              ----------------------------------------------------------------
                                                Six months ended
                                               December 31, 1996               Year ended June 30
                                                                   --------------------------------------------
                                                 (Unaudited)**      1996**    1995**      1994       1993***
 --------------------------------------------- ------------------  --------- ---------  ---------  ------------
Net asset value, beginning of period                $ 16.88        $ 14.16    $12.36     $14.51      $14.78
Net investment income (loss)*                         (0.02)          0.01      0.01      (0.02)       0.00
Net realized and unrealized gain (loss) on
  investments                                          1.55           3.34      2.12       0.14       (0.26)
Dividend from net investment income                    --             --        --         --         (0.01)
Distributions from net realized gains                 (1.99)         (0.63)    (0.33)     (2.27)       --
                                               ------------------  --------- ---------  ---------  ------------
Net asset value, end of period                      $ 16.42        $ 16.88    $14.16     $12.36      $14.51
                                               ==================  ========= =========  =========  ============
Total return                                           9.85%+++      24.39%+   17.70%+     0.37%+     (1.77)%+++
Net assets at end of period (000s)                  $17,635        $13,129    $5,933     $4,029      $  663
Ratio of operating expenses to average net
  assets*                                              2.00%++        2.00%     2.00%      2.00%       2.00%++
Ratio of net investment income (loss) to
  average net assets*                                 (0.28)%++       0.05%     0.08%     (0.39)%      0.03%++
Portfolio turnover rate                               47.67%         44.44%    47.93%     62.93%      92.35%
Average commission rate@                            $  0.05        $  0.03      --         --          --
*Reflects voluntary assumption of fees or
 expenses per share in period (Note 3).             $  0.01        $  0.03    $ 0.06     $ 0.04      $ 0.00

 -----------------------------------------------------------------------------
 **Per-share figures have been calculated using the average shares method.

***June 1, 1993 (commencement of share class designations) to June 30, 1993.

 ++Annualized

  +Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

+++Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

  @For fiscal years beginning on or after July 1, 1996, the Fund is required to disclose its average commission rate per share paid for security trades. For the year ended June 30, 1996, the Fund elected to disclose its average commission rate per share paid for security trades.

State Street Research Equity Investment Fund

-----------------------------------------------------------------------------
Financial Highlights (cont'd)
-----------------------------------------------------------------------------

                                                                           Class C
                                              ----------------------------------------------------------------
                                                Six months ended
                                               December 31, 1996               Year ended June 30
                                                                   --------------------------------------------
                                                 (Unaudited)**      1996**    1995**      1994       1993***
 --------------------------------------------- ------------------  --------- ---------  ---------  ------------
Net asset value, beginning of period                $ 17.03        $ 14.27   $ 12.48    $ 14.51     $ 14.78
Net investment income (loss)*                          0.06           0.17      0.14       0.07       (0.00)
Net realized and unrealized gain (loss) on
  investments                                          1.56           3.37      2.15       0.17       (0.25)
Dividends from net investment income                  (0.08)         (0.15)    (0.17)     --          (0.02)
Distributions from net realized gains                 (1.99)         (0.63)    (0.33)     (2.27)      --
                                               ------------------  --------- ---------  ---------  ------------
Net asset value, end of period                      $ 16.58        $ 17.03   $ 14.27    $ 12.48     $ 14.51
                                               ==================  ========= =========  =========  ============
Total return                                          10.33%+++      25.66%+   18.83%+     1.41%+     (1.69)%+++
Net assets at end of period (000s)                  $73,880        $70,177   $50,503    $32,991     $18,796
Ratio of operating expenses to average net
  assets*                                              1.00%++        1.00%     1.00%      1.00%       1.00%++
Ratio of net investment income (loss) to
  average net assets*                                  0.71%++        1.06%     1.09%      0.59%      (0.39)%++
Portfolio turnover rate                               47.67%         44.44%    47.93%     62.93%      92.35%
Average commission rate@                            $  0.05        $  0.03     --         --          --
*Reflects voluntary assumption of fees or
 expenses per share in period (Note 3).             $  0.01        $  0.03   $  0.06    $  0.06     $  0.00

                                                                           Class D
                                              ----------------------------------------------------------------
                                                Six months ended
                                               December 31, 1996               Year ended June 30
                                                                   --------------------------------------------
                                                 (Unaudited)**      1996**    1995**      1994       1993***
---------------------------------------------- ------------------  --------- ---------  ---------  ------------
Net asset value, beginning of period                 $16.87         $14.15    $12.36     $14.51      $14.78
Net investment income (loss)*                         (0.02)          0.01      0.01      (0.05)       0.00
Net realized and unrealized gain (loss) on
  investments                                          1.55           3.34      2.11       0.17       (0.26)
Dividend from net investment income                   --             --        --         --          (0.01)
Distributions from net realized gains                 (1.99)         (0.63)    (0.33)     (2.27)      --
                                               ------------------  --------- ---------  ---------  ------------
Net asset value, end of period                       $16.41         $16.87    $14.15     $12.36      $14.51
                                               ==================  ========= =========  =========  ============
Total return                                           9.85%+++      24.40%+   17.53%+     0.45%+     (1.77)%+++
Net assets at end of period (000s)                   $1,093           $931      $699       $551        $491
Ratio of operating expenses to average net
  assets*                                              2.00%++        2.00%     2.00%      2.00%       2.00%++
Ratio of net investment income (loss) to
  average net assets*                                 (0.27)%++       0.04%     0.08%     (0.41)%      0.12%++
Portfolio turnover rate                               47.67%         44.44%    47.93%     62.93%      92.35%
Average commission rate@                             $ 0.05         $ 0.03     --         --          --
*Reflects voluntary assumption of fees or
 expenses per share in period (Note 3).              $ 0.01         $ 0.03    $ 0.06     $ 0.06      $ 0.00
---------------------------------------------- ------------------  --------- ---------  ---------  ------------

 **Per-share figures have been calculated using the average shares method.

***June 1, 1993 (commencement of share class designations) to June 30, 1993.

 ++Annualized

  +Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

+++Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

  @For fiscal years beginning on or after July 1, 1996, the Fund is required to disclose its average commission rate per share paid for security trades. For the year ended June 30, 1996, the Fund elected to disclose its average commission rate per share paid for security trades.

State Street Research Equity Investment Fund

-----------------------------------------------------------------------------
Fund Information, Officers and Trustees of State Street Research Equity Trust
-----------------------------------------------------------------------------

Fund Information                            Trustees

State Street Research                       Ralph F. Verni
Equity Investment Fund
One Financial Center                        Chairman of the Board,
Boston, MA 02111                            President, Chief Executive
                                            Officer and Director,
Investment Adviser                          State Street Research &
                                            Management Company
State Street Research &
Management Company                          Steve A. Garban
One Financial Center
Boston, MA 02111                            Retired; formerly Senior
                                            Vice President for Finance
Distributor                                 and Operations and Treasurer,
                                            The Pennsylvania State University
State Street Research
Investment Services, Inc.                   Malcolm T. Hopkins
One Financial Center
Boston, MA 02111                            Former Vice Chairman of the
                                            Board and Chief Financial
Shareholder Services                        Officer, St. Regis Corp.

State Street Research                       Edward M. Lamont
Shareholder Services
P.O. Box 8408                               Formerly in banking
Boston, MA 02266-8408                       (Morgan Guaranty Trust
1-800-562-0032                              Company of New York);
                                            presently engaged in private
Custodian                                   investments and civic affairs

State Street Bank and                       Robert A. Lawrence
Trust Company
225 Franklin Street                         Partner, Saltonstall & Co.
Boston, MA 02110
                                            Dean O. Morton
Legal Counsel
                                            Retired; formerly Executive
Goodwin, Procter & Hoar LLP                 Vice President, Chief
Exchange Place                              Operating Officer and Director,
Boston, MA 02109                            Hewlett-Packard Company

Officers                                    Thomas L. Phillips

Ralph F. Verni                              Retired; formerly Chairman of
                                            the Board and Chief Executive
Chairman of the Board,                      Officer, Raytheon Company
President and
Chief Executive Officer                     Toby Rosenblatt

Peter C. Bennett                            President,
Vice President                              The Glen Ellen Company
                                            Vice President,
Bartlett R. Geer                            Founders Investments Ltd.
Vice President
                                            Michael S. Scott Morton
Frederick R. Kobrick
Vice President                              Jay W. Forrester Professor of
                                            Management, Sloan School of
Thomas P. Moore, Jr.                        Management, Massachusetts
Vice President                              Institute of Technology

Daniel J. Rice III                          Jeptha H. Wade
Vice President
                                            Retired; formerly Of Counsel,
James M. Weiss                              Choate, Hall & Stewart
Vice President

John T. Wilson
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

[FRONT COVER]

[State Street Research Logo]
State Street Research

State Street Research
Global Resources Fund

Semiannual Report

December 31, 1996

------------------------------------
           What's Inside
------------------------------------
Investment Update
About the Fund,
economy and markets


Fund Information
Facts and figures


Plus, Complete Portfolio Holdings and Financial Statements

---------------------------------[Dalbar Award]---------------------------------

                                    Quality
                                 Tested Service
                                    1 9 9 5


                                     Dalbar
                             Honors Commitment To:
                                   Investors

                                 For Excellence
                                       in
                              Shareholder Service
--------------------------------------------------------------------------------

[BACK COVER]


State Street Research Global Resources Fund
One Financial Center
Boston, MA 02111

Bulk Rate
U.S. Postage
PAID
Brockton, MA
Permit No. 600


Questions? Comments?
Call us at 1-800-562-0032,
or write us at:
        State Street Research
        Shareholder Services
        P.O. Box 8408
        Boston, MA 02266-8408

[State Street Research logo] State Street Research

This report is prepared for the general information of current shareholders. When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Global Resources Fund prospectus. When used after March 31, 1997, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: 3726-970221(0398)SSR-LB

Cover Illustration by Dorothy Cullinan  GR-821C-297IBS

STATE STREET RESEARCH GLOBAL RESOURCES FUND

-------------------------------------------------------------------------------
Investment Update
-------------------------------------------------------------------------------

Investment Environment

The Economy
(bullet) Economic growth accelerated in the fourth quarter of 1996, after showing signs of slowdown in the third quarter.

(bullet) Consumer spending and industrial output showed a steady trend of advancement for the final six months of 1996. Wages continued to rise during the period, but consumer prices and inflation remained low.

(bullet) The Federal Reserve met several times since July and left interest rates unchanged.

The Markets
(bullet) From June 30 to December 31, 1996, stocks and bonds offered positive performance overall, peppered with short-term corrections in some sectors.

(bullet) The stock market continued its rise, with the S&P 500 up +11.68% for the six months ended December 31, 1996.(1)

(bullet) Bond performance improved in the third quarter before losing momentum late in the fourth quarter. The Lehman Brothers Aggregate Bond Index gained +4.90% for the period.(1)

The Fund

Over the past six months
(bullet) For the six months ended December 31, 1996, Class A shares of Global
         Resources Fund returned +28.57% (does not reflect sales charge).(2) The Fund outperformed the average six-month return for the 40 fund classes in Lipper Analytical Services' Natural Resources Funds category, which was +13.31% (does not reflect sales charge).

(bullet) Global Resources Fund was the number one mutual fund for the 12 months ended December 31, 1996, as ranked by Lipper Analytical Services, Inc. (Lipper equity universe of 3,888 share classes).

(bullet) The Fund benefited from several takeovers this year, including some of its top holdings.

(bullet) Low supply of and high demand for crude oil drove prices up, helping boost fund performance.

Current strategy
(bullet) The Fund's portfolio is made up of stocks of primarily small-cap energy and natural resources companies.

(bullet) We are maintaining a dominant position in oil and gas producer stocks at about 54% of the portfolio.

(bullet) We continue to find good companies in the energy and natural resources industries that meet our investment criteria.
December 31, 1996

(1)The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The Lehman Brothers Aggregate Bond Index is a commonly used measure of bond market performance. The indices are unmanaged and do not take sales charges into consideration. Direct investment in the indices is not possible; results are for illustrative purposes only.

(2)+28.11% for Class B shares; +28.75% for Class C shares; +28.02% for Class D shares.

(3)Ranking is based on combined ranking of all classes of the Fund. Classes A, B, C, and D ranked #2, 3, 1, and 4, respectively, of 3,888 share classes in the Lipper equity universe (2,636 fund portfolios) for the calendar year 1996. Class A shares ranked #18 of 1,242 share classes in the equity universe (985 fund portfolios) for the 5 years ended December 31, 1996. Rankings are based on total return and do not reflect maximum 4.5% "A" share front-end sales charge. All classes of the Fund's shares have a common portfolio.

(4)All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Performance for a class may include periods prior to the adoption of class designations in 1993, which resulted in new or increased 12b-1 fees of up to 1% per class thereafter and which will reduce subsequent performance. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions.

(5)Performance reflects maxi mum 4.5% "A" share front-end sales charge, or 5% "B" share or 1% "D" share contingent deferred sales charges where applicable.

(6)Cumulative total returns are not annualized, nor do they reflect sales charges, which, if reflected, would reduce performance.

(7)Performance results for the Fund are increased by the voluntary reduction of Fund fees and expenses. The first figure reflects expense reduction; the second shows what results would have been without subsidization.

An investment in the Fund may involve greater-than-average risk and above-average price fluctuation because small-company stocks are more volatile than large-company stocks. Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.

-----------------------------------------------------------------------------
Fund Information (all data are for periods ended December 31, 1996)
-----------------------------------------------------------------------------

SEC Average Annual Compound Rates of Return
(at maximum applicable sales charge)(4,5,7)

-------------------------------------------------------------------------
                  Life of Fund
                 (since 3/2/90)         5 Years             1 Year
----------     ------------------  ------------------  ------------------
Class A           +9.01%/+8.46%     +21.86%/+21.17%     +62.59%/+62.12%
----------     ------------------  ------------------  ------------------
Class B           +9.39%/+8.82%     +22.26%/+21.53%     +63.97%/+63.57%
----------     ------------------  ------------------  ------------------
Class C           +9.95%/+9.35%     +23.30%/+22.53%     +70.64%/+70.15%
----------     ------------------  ------------------  ------------------
Class D           +9.36%/+8.78%     +22.40%/+21.66%     +67.92%/+67.42%
----------     ------------------  ------------------  ------------------

Cumulative Total Returns
(do not reflect sales charge)(4,6,7)

---------------------------------------------------------------------------
                  Life of Fund
                 (since 3/2/90)          5 Years              1 Year
----------     ------------------  --------------------  ------------------
Class A          +88.96%/+82.49%     +181.33%/+173.50%    +70.25%/+69.76%
----------     ------------------  --------------------  ------------------
Class B          +84.83%/+78.24%     +175.19%/+167.12%    +68.97%/+68.57%
----------     ------------------  --------------------  ------------------
Class C          +91.40%/+84.30%     +184.97%/+176.21%    +70.64%/+70.15%
----------     ------------------  --------------------  ------------------
Class D          +84.49%/+77.88%     +174.68%/+166.58%    +68.92%/+68.42%
----------     ------------------  --------------------  ------------------

Top 10 Stock Positions
(by percentage of net assets)

 1   Nuevo Energy Oil and gas exploration             4.4%
 2   Seagull Energy Oil and gas exploration           4.1%
 3   TransTexas Gas Oil and gas exploration           3.9%
 4   KCS Energy Oil and gas exploration               3.7%
 5   Noble Drilling Oil service/gas drilling          3.5%
 6   Atwood Oceanics Oil service                      3.1%
 7   Oil Search Oil and gas exploration               3.1%
 8   Abacan Resources Oil and gas exploration         3.0%
 9   Ranger Oil International oil exploration         3.0%
10   Ensco Oil service                                2.2%

These securities represent an aggregate of 34.0% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table.

Asset Allocation
(by percentage of net assets)

             [PIE CHART]

Other                             2%
Cash and short-term debt          9%
Metal and mining stocks          12%
Oil service stocks               23%
Oil and gas producer stocks      54%

STATE STREET RESEARCH GLOBAL RESOURCES FUND

-----------------------------------------------------------------------------
Investment Portfolio
-----------------------------------------------------------------------------
December 31, 1996 (Unaudited)
------------------------------------------------------------------------

                                                               Value
                                                  Shares      (Note 1)
--------------------------------------------- ------------ -------------
COMMON STOCKS 91.7%
Basic Industries 14.3%
Chemical 1.1%
Agrium Inc.*                                      97,500    $ 1,340,625
                                                           -------------
Metal & Mining 11.9%
Aber Resources Ltd.*                              30,000        406,406
Aluminum Company of America                       10,000        637,500
AMAX Gold Inc*                                   150,000        956,250
American Gem Corp.*                              202,400        199,547
AUR Resources Inc.*                               50,000        292,120
Bema Gold Corp*                                  100,000        593,750
Campbell Resources Inc.*                         250,000        234,375
Carpenter Technology Corp.*                       25,000        915,625
Crown Resources Corp.*                           120,000        742,500
DeBeers Consolidated Mines Ltd. ADR               30,000        847,500
Delta Gold NL                                    250,000        468,961
Denison Mines Ltd.*                            1,500,000        356,021
Dia Met Minerals Ltd. Cl. A*                       5,000         69,379
Dia Met Minerals Ltd. Cl. B*                      20,000        308,552
Impala Platinum Holdings ADR*                     50,000        499,730
Lihir Gold Ltd. ADR*                              40,000      1,525,000
Newmont Mining Corp.                               5,000        223,750
Orogen Minerals Inc.*                          1,000,000      2,328,909
Royal Oak Mines Inc.*                            130,000        422,500
South Pacific Resources Inc.*                     50,000        115,022
Southernera Resources Ltd.*                      100,000        569,634
Stillwater Mining Co.*                            50,000        906,250
TVX Gold Inc.*                                    30,000        232,500
Vaal Reefs Exploration & Mining Ltd. ADR          75,000        464,063
                                                           -------------
                                                             14,315,844
                                                           -------------
Railroad 1.3%
OMI Corp.                                        183,500      1,605,625
                                                           ------------
Total Basic Industries                                       17,262,094
                                                           -------------
Energy 73.0%
Oil 49.7%
3DX Technologies Inc.*                            18,300        201,300
Abacan Resources Corp.*                          424,500      3,687,844
Abraxas Petroleum Corp.*                          80,000        790,000
Apache Corp.                                      45,025      1,592,759
Arakis Energy Corp.*                             600,000      1,987,500
Barrington Petroleum Ltd.*                        89,400        365,617
Basin Exploration Inc.*                          100,000        625,000
Belden & Blake Corp.*                             30,000        765,000
Cabot Oil & Gas Corp.                             25,000        428,125
Callon Petroleum Co.*                            100,000      1,900,000
Canadian 88 Energy Corp.*                         66,600        291,828
Canadian Conquest Exploration Inc.*              165,000        295,218
Clayton Williams Energy Inc.*                     41,330        718,109
COHO Energy Inc.*                                228,300      1,626,638
Crystal Oil Co.*                                  41,600      1,497,600
CS Resources Ltd.*                                75,000    $   712,043
Elk Point Resources Inc.*                        183,700        872,015
Flores & Rucks Inc.*                              20,000      1,065,000
Forcenergy Gas Explorations, Inc.*                14,700        532,875
Intensity Resources Ltd.*                        250,000        365,150
KCS Energy Inc.                                  125,000      4,468,750
Mercantile International Inc.                    160,000        328,000
Mercantile International Petroleum Inc.*          90,000        184,500
Monterey Resources Inc.*                          57,000        919,125
Morrison Middlefield Ltd.*                       100,000      1,478,858
New Cache Petroleums Ltd.*                        80,000        455,707
Novus Petroleum Ltd.*                            750,000      1,716,875
Nuevo Energy Co.*                                102,500      5,330,000
Oil Search Ltd.*                               1,939,100      3,776,166
Pan East Petroleum Inc.*                         135,800        485,956
Plains Resources Inc.*                           132,400      2,068,750
Ranger Oil Ltd.*                                 367,400      3,628,075
Seagull Energy Corp.*                            225,000      4,950,000
Southwestern Energy Co.                           53,700        812,213
Stampeder Exploration Ltd.*                      221,650      1,246,781
Stone Energy Corp.*                               40,000      1,195,000
Tarragon Oil & Gas Ltd.*                         138,052      1,512,291
Tom Brown, Inc.*                                  98,000      2,045,750
Triton Energy Ltd.                                46,400      2,250,400
Ulster Petroleum Ltd.*                           137,500        963,996
                                                           -------------
                                                             60,136,814
                                                           -------------
Oil Service 23.3%
Atwood Oceanics Inc.*                             59,800      3,797,300
Cliffs Drilling Co.*                              20,000      1,265,000
Daniel Industries Inc.                            48,400        713,900
Dreco Energy Services Ltd. Cl. A*                 36,400      1,333,150
Energy Ventures Inc.*                             26,600      1,353,275
Ensco International Inc.*                         54,975      2,666,287
Global Industries, Ltd.*                          60,000      1,117,500
Global Marine Inc.*                               97,600      2,013,000
Grant Geophysical Inc.                           100,000          9,375
J. Ray McDermott SA                               70,400      1,548,800
Marine Drilling Companies, Inc.*                  47,300        931,219
Noble Drilling Corp.*                            211,300      4,199,587
Oceaneering International Inc.*                   53,000        841,375
Patterson Energy, Inc.*                           58,954      1,518,066
Pendaries Petroleum Ltd.*                        100,000        858,103
Pool Energy Services Co.*                         74,200      1,140,825
Rowan Companies, Inc.*                            25,300        572,413
Solid State Geophysical Inc.*                     50,000         37,610
Timber/Sharp Drilling Inc.*                      103,400      1,240,800
Unit Corp.*                                      100,000        987,500
                                                           -------------
                                                             28,145,085
                                                           -------------
Total Energy                                                 88,281,899
                                                           -------------


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GLOBAL RESOURCES FUND

-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
-------------------------------------------------------------------------------

                                                                    Value
                                                      Shares      (Note 1)
------------------------------------------------ ------------  -------------
Utility 4.4%
Natural Gas 4.4%
Markwest Hydrocarbon Inc.*                           37,500    $    581,250
TransTexas Gas Corp.*                               326,700       4,737,150
                                                               -------------
                                                                  5,318,400
                                                               -------------
Total Utility                                                     5,318,400
                                                               -------------
Total Common Stocks (Cost $81,796,462)                          110,862,393
                                                               -------------

 ---------------------------------------------- ------------  --------------
                                     Principal     Maturity
                                      Amount         Date
 ---------------------------------------------- ------------  --------------
Short-Term Obligations 7.7%
Beneficial Corp., 5.95%             $3,693,000    1/02/1997       3,693,000
Ford Motor Credit Co., 6.10%         3,004,000    1/03/1997       3,004,000
Ford Motor Credit Co., 5.80%         2,679,000    1/06/1997       2,679,000
                                                              --------------
Total Short-Term Obligations (Cost $9,376,000)                    9,376,000
                                                              --------------
Total Investments (Cost $91,172,462)--99.4%                     120,238,393
Cash and Other Assets, Less Liabilities--0.6%                       688,206
                                                              --------------
Net Assets--100.0%                                             $120,926,599
                                                              ==============

Federal Income Tax Information:
At December 31, 1996, the net unrealized
  appreciation of investments based on
  cost for Federal income tax purposes of
  $91,277,586 was as follows:
Aggregate gross unrealized appreciation for
  all investments in which there is an excess
  of value over tax cost                                       $ 31,324,692
Aggregate gross unrealized depreciation for
  all investments in which there is an excess
  of tax cost over value                                        (2,363,885)
                                                              --------------
                                                               $ 28,960,807
                                                              ==============

-------------------------------------------------------------------------------
* Nonincome-producing securities.
  ADR stands for American Depositary Receipt, representing ownership of foreign securities. Diversification of Equity Securities at December 31, 1996 (as a percentage of net assets) was United States 66.9%, Canada 23.2%, Australia 6.2%, Papua New Guinea 1.9%, South Africa 1.5%, and British Virgin Islands 0.3%.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
December 31, 1996 (Unaudited)

Assets
Investments, at value (Cost $91,172,462) (Note 1)             $120,238,393
Cash                                                                   386
Receivable for fund shares sold                                  1,583,397
Dividends and interest receivable                                    8,058
Other assets                                                        12,585
                                                           ---------------
                                                               121,842,819
Liabilities
Payable for fund shares redeemed                                   646,683
Accrued transfer agent and shareholder services (Note 2)            80,718
Accrued management fee (Note 2)                                     70,892
Accrued distribution and service fees (Note 5)                      52,265
Accrued trustees' fees (Note 2)                                      5,387
Other accrued expenses                                              60,275
                                                           ---------------
                                                                   916,220
                                                           ---------------
Net Assets                                                    $120,926,599
                                                           ===============
Net Assets consist of:
 Unrealized appreciation of investments                       $ 29,065,931
 Accumulated net realized gain                                   2,310,451
 Shares of beneficial interest                                  89,550,217
                                                           ---------------
                                                              $120,926,599
                                                           ===============
Net Asset Value and redemption price per share of Class A
  shares ($57,148,734 / 2,639,602 shares of beneficial
  interest)                                                         $21.65
                                                                    ======
Maximum Offering Price per share of Class A shares
  ($21.65  / .955)                                                  $22.67
                                                                    ======
Net Asset Value and offering price per share of
  Class B shares ($36,519,031 / 1,726,145 shares of
  beneficial interest)*                                             $21.16
                                                                    ======
Net Asset Value, offering price and redemption price
  per share of Class C shares
  ($9,804,348 / 446,775 shares of
  beneficial interest)                                              $21.94
                                                                    ======
Net Asset Value and offering price per share of
  Class D shares ($17,454,486 / 826,517 shares
  of beneficial interest)*                                          $21.12
                                                                    ======

--------------------------------------------------------------------------------
* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GLOBAL RESOURCES FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended December 31, 1996 (Unaudited)

Investment Income
Dividends, net of foreign taxes of $1,044                  $    75,949
Interest                                                       202,296
                                                          -------------
                                                               278,245
Expenses
Management fee (Note 2)                                        309,151
Transfer agent and shareholder services (Note 2)                93,074
Service fee--Class A (Note 5)                                   52,917
Distribution and service fees--Class B (Note 5)                109,780
Distribution and service fees--Class D (Note 5)                 51,233
Custodian fee                                                   46,543
Registration fees                                               24,572
Reports to shareholders                                         19,502
Audit fee                                                       13,227
Trustees' fees (Note 2)                                          6,936
Legal fees                                                       6,138
Miscellaneous                                                    4,723
                                                          -------------
                                                               737,796
Expenses borne by the Distributor (Note 3)                      (3,933)
                                                          -------------
                                                               733,863
Net investment loss                                           (455,618)
                                                          -------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments (Notes 1 and 4)             6,346,958
Net realized loss on foreign currency (Note 1)                 (29,868)
                                                          -------------
  Total net realized gain                                    6,317,090
                                                          -------------
Net unrealized appreciation of investments                  14,962,668
                                                          -------------
Net gain on investments                                     21,279,758
                                                          -------------
Net increase in net assets resulting from operations       $20,824,140
                                                          =============

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                        Six months ended
                                        December 31, 1996    Year ended
                                           (Unaudited)     June 30, 1996
 -------------------------------------- -----------------  ----------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss                       $   (455,618)     $  (679,747)
Net realized gain on investments*            6,317,090        4,871,429
Net unrealized appreciation of
  investments                               14,962,668       11,106,956
                                        -----------------  ----------------
Net increase resulting from operations      20,824,140       15,298,638
                                        -----------------  ----------------
Distribution from net realized gains:
 Class A                                    (1,856,662)              --
 Class B                                    (1,169,720)              --
 Class C                                      (352,673)              --
 Class D                                      (581,660)              --
                                        -----------------  ----------------
                                            (3,960,715)              --
                                        -----------------  ----------------
Net increase from fund share
  transactions (Note 7)                     49,505,198          900,350
                                        -----------------  ----------------
Total increase in net assets                66,368,623       16,198,988
Net Assets
Beginning of period                         54,557,976       38,358,988
                                        -----------------  ----------------
End of period                             $120,926,599      $54,557,976
                                        =================  ================
* Net realized gain for Federal income
  tax purposes (Note 1)                   $  6,346,958      $ 4,268,846
                                        =================  ================

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GLOBAL RESOURCES FUND

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
December 31, 1996

Note 1

State Street Research Global Resources Fund (the "Fund"), is a series of State Street Research Equity Trust (the "Trust"), which was organized as a Massachusetts business trust in March, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in March, 1990. The Trust presently consists of four separate funds: State Street Research Global Resources Fund, State Street Research Capital Appreciation Fund, State Street Research Equity Income Fund and State Street Research Equity Investment Fund.

The investment objective of the Fund is to provide long-term growth of capital. In seeking to achieve its investment objective, the Fund invests primarily in equity securities of domestic and foreign companies in the energy and natural resources industries.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, relating specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. Net Investment Income
Investment income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. Dividends
Dividends from net investment income, if any, are declared and paid or reinvested semiannually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. Federal Income Taxes
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

Note 2
The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 1996, the fees pursuant to such agreement amounted to $309,151.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements,

STATE STREET RESEARCH GLOBAL RESOURCES FUND

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended December 31, 1996, the amount of such shareholder servicing and account maintenance expenses was $33,180.

The fees of the Trustees not currently affiliated with the Adviser amounted to $6,936 during the six months ended December 31, 1996.

Note 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended December 31, 1996, the amount of such expenses assumed by the Distributor and its affiliates was $3,933.

Note 4
For the six months ended December 31, 1996, purchases and sales of securities, exclusive of short-term obligations, aggregated $60,162,272 and $24,721,439, respectively.

Note 5
The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 1996, fees pursuant to such plan amounted to $52,917, $109,780 and $51,233 for Class A, Class B and Class D, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $18,115 and $99,230, respectively, on sales of Class A shares of the Fund during the six months ended December 31, 1996, and that MetLife Securities, Inc. earned commissions aggregating $247,926 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $13,985 and $1,818 on redemptions of Class B and Class D shares, respectively, during the same period.

Note 6
Under normal market conditions the Fund invests not less than 65% of its total assets in equity securities of domestic and foreign companies in the energy and natural resources industries. Also, the Fund may invest up to 35% of its total assets in the securities of issuers in industries that are not related to the energy or natural resources industries. Accordingly, the Fund's investments will fluctuate in response to a variety of economic, political and other factors peculiar to the energy industries and may fluctuate more widely than a portfolio that invests in a broader range of industries.

STATE STREET RESEARCH GLOBAL RESOURCES FUND

-------------------------------------------------------------------------------
NOTES (cont'd)
-------------------------------------------------------------------------------

Note 7
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At December 31, 1996, the Distributor owned one Class A share of the Fund.

Share transactions were as follows:

                                                                          Six months ended
                                                                          December 31, 1996                 Year ended
                                                                             (Unaudited)                  June 30, 1996
                                                                    ----------------------------  ------------------------------
Class A                                                                Shares         Amount          Shares         Amount
 ------------------------------------------------------------------------------- --------------- --------------  ---------------
Shares sold                                                           1,628,733    $ 32,701,794        723,940    $ 10,571,034
Issued upon reinvestment of distribution from net realized gains         82,889       1,767,355             --              --
Shares repurchased                                                     (846,738)    (17,022,482)    (1,062,091)    (14,571,296)
                                                                    ------------ --------------- --------------  ---------------
Net increase (decrease)                                                 864,884    $ 17,446,667       (338,151)   $ (4,000,262)
                                                                    ============ =============== ==============  ===============
Class B                                                                Shares         Amount          Shares         Amount
 ------------------------------------------------------------------------------- --------------- --------------  ---------------
Shares sold                                                           1,036,961    $ 20,437,995        438,451    $  6,509,210
Issued upon reinvestment of distribution from net realized gains         51,654       1,077,181             --              --
Shares repurchased                                                     (111,849)     (2,206,821)      (273,265)     (3,881,920)
                                                                    ------------ --------------- --------------  ---------------
Net increase                                                            976,766    $ 19,308,355        165,186    $  2,627,290
                                                                    ============ =============== ==============  ===============
Class C                                                                Shares         Amount          Shares         Amount
 ------------------------------------------------------------------------------- --------------- --------------  ---------------
Shares sold                                                             381,766    $  7,649,477        354,475    $  5,359,929
Issued upon reinvestment of distribution from net realized gains         14,897         321,658             --              --
Shares repurchased                                                     (269,106)     (5,494,101)      (303,110)     (4,509,482)
                                                                    ------------ --------------- --------------  ---------------
Net increase                                                            127,557    $  2,477,034         51,365    $    850,447
                                                                    ============ =============== ==============  ===============
Class D                                                                Shares         Amount          Shares         Amount
 ------------------------------------------------------------------------------- --------------- --------------  ---------------
Shares sold                                                             754,013    $ 15,017,633        210,219    $  2,813,802
Issued upon reinvestment of distribution from net realized gains         25,665         534,412             --              --
Shares repurchased                                                     (254,598)     (5,278,903)      (104,262)     (1,390,927)
                                                                    ------------ --------------- --------------  ---------------
Net increase                                                            525,080    $ 10,273,142        105,957    $  1,422,875
                                                                    ============ =============== ==============  ===============

STATE STREET RESEARCH GLOBAL RESOURCES FUND

-------------------------------------------------------------------------------
Financial Highlights
-------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                                  Class A
                                                 --------------------------------------------------------------------------
                                                 Six months ended                   Year ended June 30
                                                 December 31, 1996 --------------------------------------------------------
                                                   (Unaudited)**     1996**     1995**     1994**       1993        1992
 ----------------------------------------------  ----------------- ---------  ---------------------  ---------  -----------
Net asset value, beginning of period                  $17.44        $12.16     $11.84      $13.51      $ 8.02       $9.12
Net investment loss*                                   (0.08)        (0.20)     (0.16)      (0.17)      (0.13)      (0.12)
Net realized and unrealized gain (loss) on
  investments                                           5.05          5.48       0.48       (1.50)       5.62       (0.98)
Distribution from net realized gains                   (0.76)           --         --          --          --          --
                                                 ----------------- ---------  ---------------------  ---------  ------------
Net asset value, end of period                        $21.65        $17.44     $12.16      $11.84      $13.51       $8.02
                                                 ================= =========  =====================  =========  ============
Total return                                           28.57%+++     43.42%+     2.70%+    (12.36)%+    68.45%+    (12.06)%+
Net assets at end of period (000s)                   $57,149       $30,943    $25,692     $30,679     $33,513     $19,227
Ratio of operating expenses to average net
  assets*                                               1.52%++       1.75%      1.75%       1.75%       1.75%       1.75%
Ratio of net investment loss to average net
  assets*                                              (0.85)%++     (1.47)%    (1.41)%     (1.46)%     (1.44)%     (1.16)%
Portfolio turnover rate                                32.22%        92.33%     62.94%      30.98%      61.00%      47.09%
Average commission rate@                               $0.02         $0.02         --          --          --          --
*Reflects voluntary assumption of fees or
 expenses per share in period (Note 3).                $0.00         $0.05      $0.09       $0.11       $0.03       $0.05

                                                                                    Class B
                                                        ----------------------------------------------------------------
                                                         Six months ended              Year ended June 30
                                                         December 31, 1996 ---------------------------------------------
                                                           (Unaudited)**     1996**     1995**      1994**      1993***
-------------------------------------------------------  ----------------- ---------  --------- ------------  ----------
Net asset value, beginning of period                          $17.12         $12.03    $11.78      $13.51      $12.99
Net investment loss*                                           (0.15)         (0.30)    (0.23)      (0.23)      (0.02)
Net realized and unrealized gain (loss) on investments          4.95           5.39      0.48       (1.50)       0.54
Distribution from net realized gains                           (0.76)            --        --          --          --
                                                         ----------------- ---------  --------- ------------ -----------
Net asset value, end of period                                $21.16         $17.12    $12.03      $11.78      $13.51
                                                         ================= =========  ========= ============ ===========
Total return                                                   28.11%+++      42.31%+    2.12%+    (12.81)%+     4.00%+++
Net assets at end of period (000s)                           $36,519        $12,828    $7,030      $6,333      $1,048
Ratio of operating expenses to average net assets*              2.27%++        2.50%     2.33%       2.25%       2.25%++
Ratio of net investment loss to average net assets*            (1.58)%++      (2.20)%   (1.98)%     (1.93)%     (1.98)%++
Portfolio turnover rate                                        32.22%         92.33%    62.94%      30.98%      61.00%
Average commission rate@                                       $0.02          $0.02        --          --          --
*Reflects voluntary assumption of fees or expenses per
 share in period (Note 3).                                     $0.00          $0.04     $0.09       $0.14       $0.00

------------------------------------------------------------------------------------------------------------------------

 ** Per-share figures have been calculated using the average shares method.
*** June 1, 1993 (commencement of share class designations) to June 30, 1993.
 ++ Annualized.
  + Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
+++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
  @ For fiscal years beginning on or after July 1, 1996, the Fund is required to disclose its average commission rate per share paid for security trades. For the year ended June 30, 1996, the Fund elected to disclose its average commission rate per share paid for security trades.

STATE STREET RESEARCH GLOBAL RESOURCES FUND

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-------------------------------------------------------------------------------

                                                                            Class C
                                                ---------------------------------------------------------------
                                                 Six months ended              Year ended June 30
                                                December 31, 1996 ---------------------------------------------
                                                  (Unaudited)**     1996**     1995**      1994**      1993***
 ----------------------------------------------  ---------------  ---------  ----------  ----------- ----------
Net asset value, beginning of period                 $17.64         $12.27     $11.90     $13.52       $12.99
Net investment loss*                                  (0.06)         (0.17)     (0.11)     (0.15)       (0.00)
Net realized and unrealized gain (loss) on
  investments                                          5.12           5.54       0.48      (1.47)        0.53
Distribution from net realized gains                  (0.76)            --         --         --           --
                                                 ----------------- ---------  --------------------- -----------
Net asset value, end of period                       $21.94         $17.64     $12.27     $11.90       $13.52
                                                 ================= =========  ===================== ===========
Total return                                          28.75%+++      43.77%+     3.11%+   (11.98)%+      4.08%+++
Net assets at end of period (000s)                   $9,804         $5,632     $3,288       $960         $146
Ratio of operating expenses to average net
  assets*                                              1.27%++        1.50%      1.33%      1.25%        1.25%++
Ratio of net investment loss to average net
  assets*                                             (0.59)%++      (1.20)%    (1.01)%    (0.95)%      (1.05)%++
Portfolio turnover rate                               32.22%         92.33%     62.94%     30.98%       61.00%
Average commission rate@                              $0.02          $0.02         --         --           --
*Reflects voluntary assumption of fees or
 expenses per share in period (Note 3).               $0.00          $0.05      $0.08      $0.16        $0.00


                                                                            Class D
                                                ----------------------------------------------------------------
                                                 Six months ended              Year ended June 30
                                                December 31, 1996 ----------------------------------------------
                                                  (Unaudited)**     1996**     1995**      1994**      1993***
 ----------------------------------------------  ---------------- ---------  --------  -----------  -----------
Net asset value, beginning of period                  $17.10        $12.02     $11.77     $13.51       $12.99
Net investment loss*                                   (0.15)        (0.30)     (0.23)     (0.23)       (0.02)
Net realized and unrealized gain (loss) on
  investments                                           4.93          5.38       0.48      (1.51)        0.54
Distribution from net realized gains                   (0.76)           --         --         --           --
                                                 ----------------- ---------  --------------------- -----------
Net asset value, end of period                        $21.12        $17.10     $12.02     $11.77       $13.51
                                                 ================= =========  ===================== ===========
Total return                                           28.02%+++     42.26%+     2.12%+   (12.88)%+      4.00%+++
Net assets at end of period (000s)                   $17,454        $5,154     $2,350     $1,931         $588
Ratio of operating expenses to average net
  assets*                                               2.27%++       2.50%      2.33%      2.25%        2.25%++
Ratio of net investment loss to average net
  assets*                                              (1.56)%++     (2.20)%    (1.99)%    (1.94)%      (2.00)%++
Portfolio turnover rate                                32.22%        92.33%     62.94%     30.98%       61.00%
Average commission rate@                               $0.02         $0.02         --         --           --
*Reflects voluntary assumption of fees or
 expenses per share in period (Note 3).                $0.00         $0.05      $0.09      $0.13        $0.00

-----------------------------------------------------------------------------------------------------------------

 ** Per-share figures have been calculated using the average shares method.
*** June 1, 1993 (commencement of share class designations) to June 30, 1993.
 ++ Annualized.
 + Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
+++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
  @ For fiscal years beginning on or after July 1, 1996, the Fund is required to disclose its average commission rate per share paid for security trades. For the year ended June 30, 1996, the Fund elected to disclose its average commission rate per share paid for security trades.

STATE STREET RESEARCH GLOBAL RESOURCES FUND

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FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEAARCH EQUITY TRUST
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Fund Information

State Street Research
Global Resources Fund
One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110


Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02110

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Peter C. Bennett
Vice President

Bartlett R. Geer
Vice President

Frederick R. Kobrick
Vice President

Thomas P. Moore, Jr.
Vice President

Daniel J. Rice III
Vice President

James M. Weiss
Vice President

John T. Wilson
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company


Steve A. Garban
Retired; formerly Senior Vice
President for Finance and Operations and Treasurer, The Pennsylvania State University


Malcolm T. Hopkins
Former Vice Chairman of the
Board and Chief Financial Officer,
St. Regis Corp.

Edward M. Lamont
Formerly in banking
(Morgan Guaranty Trust
Company of New York);
presently engaged in private
investments and civic affairs

Robert A. Lawrence
Partner, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of
the Board and Chief Executive
Officer, Raytheon Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology


Jeptha H. Wade
Retired; formerly Of Counsel,
Choate, Hall & Stewart

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